    As filed with the Securities and Exchange Commission on February 27, 2004
                                                      Registration No. 333-88300
                                                      Registration No. 811-21095
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                       ----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 3                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 5                    [X]

                        (Check appropriate box or boxes)

                       ----------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                   ANNUITY INVESTORS LIFE ASSURANCE COMPANY(R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                       ----------------------------------

                                           Copy to:
MARK F. MUETHING, ESQ.                     JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel  Vice President
and Secretary                              Annuity Investors Life Insurance
Annuity Investors Life Insurance Company   Company P.O. Box 5423
P.O. Box 5423                              Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                       ----------------------------------

       Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)
        ___ immediately upon filing pursuant to paragraph (b) of rule 485
        ___ on (date) pursuant to paragraph (b) of Rule 485
        XX  60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on (date) pursuant to paragraph (a)(1) of Rule 485
        ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                                    333-88300

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)

             FORM N-4 PART A ITEM NO.                                 HEADING IN PROSPECTUS
             ------------------------                                 ---------------------

1.      Cover Page                                        Cover Page

2.      Definitions                                       Definitions; Glossary of Financial Terms

3.      Synopsis                                          Overview

4.      Condensed Financial Information

        (a)      Accumulation Unit Values                 Condensed Financial Information

        (b)      Performance Information                  Performance Information

        (c)      Financial Statements                     Financial Statements

5.      General Description of Registrant,
        Depositor and Portfolio Companies

        (a)      Depositor                                Annuity Investors Life Insurance Company(R)

        (b)      Registrant                               The Separate Account

        (c)      Portfolio Company                        The Portfolios

        (d)      Prospectus                               The Portfolios

        (e)      Voting                                   Voting Rights

6.      Deductions and Expenses

        (a)      Deductions                               Charges and Deductions

        (b)      Sales load                               Not Applicable

        (c)      Special purchase plans                   Not Applicable

        (d)      Commissions                              Great American Advisors(R), Inc.

        (e)      Portfolio expenses                       Fee Table

        (f)      Operating expenses                       Fee Table

7.      Contracts

        (a)      Persons with Rights                      Persons with Rights Under a Contract; Voting Rights

        (b)      (i)  Allocations of Premium Payments     Purchase Payments

                 (ii) Transfers                           Transfers

                 (iii) Exchanges                          Additions, Deletions or Substitutions

             FORM N-4 PART A ITEM NO.                                 HEADING IN PROSPECTUS
             ------------------------                                 ---------------------
        (c)      Changes in contracts or operations       Additions, Deletions or Substitutions

        (d)      Inquiries                                How Do I Contact the Company?

8.      Annuity Period                                    Benefit Payment Period

9.      Death Benefit                                     Death Benefit

10.     Purchases and Contract Values

        (a)      Purchases                                Purchase Payments, Investment Options - Allocations;
                                                          Account Value; Glossary of Financial Terms

        (b)      Valuation                                Account Value; Definitions; Glossary of Financial
                                                          Terms; Charges and Deductions

        (c)      Daily Calculation                        Account Value; Accumulation Units; Definitions;
                                                          Glossary of Financial Terms

        (d)      Underwriter                              Great American Advisors(R), Inc.

11.     Redemptions

        (a)      By Owner                                 Surrender and Withdrawals

                 By Annuitant                             Not Applicable

        (b)      Texas Optional Retirement Program        Texas Optional Retirement Program

        (c)      Check Delay                              Surrender and Withdrawals

        (d)      Involuntary Redemption                   Termination

        (e)      Free Look                                Right to Cancel

12.     Taxes                                             Federal Tax Matters

13.     Legal Proceedings                                 Legal Proceedings

14.     Table of Contents for Statement of                Statement of Additional Information
        Additional Information

             FORM N-4 PART B ITEM NO.                            HEADING IN SAI OR PROSPECTUS
             ------------------------                            ----------------------------

15.     Cover Page                                        Cover Page

16.     Table of Contents                                 Table of Contents

17.     General Information and History                   General Information and History

18.     Services

             FORM N-4 PART B ITEM NO.                            HEADING IN SAI OR PROSPECTUS
             ------------------------                            ----------------------------

         (a)      Fees and Expenses of Registrant         (Prospectus) Fee Table

         (b)      Management-Contracts                    Not Applicable

         (c)      Custodian                               Not Applicable

                  Independent Auditors                    Experts

         (d)      Assets of Registrant                    Not Applicable

         (e)      Affiliated Person                       Not Applicable

         (f)      Principal Underwriter                   Not Applicable

19.      Purchase of Securities Being Offered             (Prospectus) Great American Advisors(R), Inc.

         Offering Sales Load                              Not Applicable

20.      Underwriters                                     (Prospectus) Great American Advisors(R), Inc.

21.      Calculation of Performance Data

         (a)      Money Market Funded                     Money Market Subaccount Standardized Yield
         Subaccounts                                      Calculation

         (b)      Other Subaccounts                       Not Applicable

22.      Annuity Payments                                 (Prospectus) Fixed Dollar Benefit; Variable
                                                          Dollar Benefit; (SAI) Benefits Units-Transfer
                                                          Formulas

23.      Financial Statements                             Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT C
PROSPECTUS FOR INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                 HELMSMAN            May 1, 2004


This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.


The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account C (the "Separate Account"). The Contracts currently offer 36 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

AIM VARIABLE INSURANCE FUNDS                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
-AIM V.I. Capital Development Fund-Series II Shares             -Oppenheimer VA-Capital Appreciation Fund/VA-SS
-AIM V.I. Global Utilities Fund-Series II Shares                -Oppenheimer VA-Global Securities Fund/VA-SS
-AIM V.I. Government Securities Fund-Series II Shares           -Oppenheimer VA-Main Street Small Cap Fund/VA-SS
-AIM V.I. Mid Cap Core Equity Fund-Series II Shares             -Oppenheimer VA-Multiple Strategies Fund/VA-SS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-             PBHG INSURANCE SERIES FUND
Service Shares                                                  -PBHG Large Cap Growth Portfolio
                                                                -PBHG Mid-Cap Portfolio
DREYFUS STOCK INDEX FUND-Service Shares                         -PBHG Select Value Portfolio
                                                                -PBHG Technology & Communications Portfolio

DREYFUS VARIABLE INVESTMENT FUND
-Dreyfus VIF Appreciation Portfolio-Service Shares              PIMCO VARIABLE INSURANCE TRUST
-Dreyfus VIF Money Market Portfolio                             -PIMCO High Yield Portfolio-Administrative Class
                                                                -PIMCO Real Return Portfolio-Administrative Class
INVESCO VARIABLE INVESTMENT FUNDS, INC.                         -PIMCO Total Return Portfolio-Administrative Class
-INVESCO VIF-Core Equity Fund
-INVESCO VIF-Financial Services Fund                            RYDEX VARIABLE TRUST
-INVESCO VIF-Health Sciences Fund                               -Rydex VT Sector Rotation Fund
-INVESCO VIF-Small Company Growth Fund
                                                                STRONG OPPORTUNITY FUND II, INC.-Advisor Class

JANUS ASPEN SERIES
-Janus Aspen Series Balanced Portfolio Service Shares           STRONG VARIABLE INSURANCE FUNDS, INC.
-Janus Aspen Series Growth Portfolio Service Shares             -Strong VIF Mid Cap Growth Fund II
-Janus Aspen Series Mid Cap Growth Portfolio Service Shares
-Janus Aspen Series Worldwide Growth Portfolio Service Shares   VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                      -Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
-Neuberger Berman AMT-Fasciano Portfolio (Class S)              -Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Neuberger Berman AMT-Guardian Portfolio (Class S)              -Van Kampen UIF Value Portfolio-Class I

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2004 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS

DEFINITIONS..................................................................................    1
OVERVIEW.....................................................................................    3
   What is the Separate Account?.............................................................    3
   What Are the Contracts?...................................................................    3
   How Do I Purchase or Cancel a Contract?...................................................    3
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?........    3
   What Other Charges and Deductions Apply to the Contract?..................................    4
   How Do I Contact the Company?.............................................................    4
EXPENSE TABLES...............................................................................    4
   Contract Owner Transaction Expenses.......................................................    4
   Annual Contract Maintenance Fee...........................................................    4
   Separate Account Annual Expenses..........................................................    4
   Total Annual Portfolio Operating Expenses.................................................    5
   Portfolio Annual Expenses (Before Expense Reimbursement) [TO BE UPDATED]..................    5
   Examples..................................................................................    7
CONDENSED FINANCIAL INFORMATION..............................................................    8
   Financial Statements......................................................................    9
   Performance Information...................................................................    9
      Yield Data.............................................................................    9
      Total Return Data......................................................................    9
      Other Performance Measures.............................................................   10
PORTFOLIOS...................................................................................   10
   AIM V.I. Funds............................................................................   11
   Dreyfus Portfolios........................................................................   11
   INVESCO Variable Investment Funds, Inc....................................................   12
   Janus Aspen Series........................................................................   13
   Neuberger Berman Advisers Management Trust................................................   13
   Oppenheimer Variable Account Funds........................................................   14
   PBHG Insurance Series Fund................................................................   14
   PIMCO Variable Insurance Trust............................................................   15
   Rydex Variable Trust Funds................................................................   15
   Strong Portfolios.........................................................................   16
   Van Kampen-The Universal Institutional Funds, Inc.........................................   16
   Additions, Deletions, or Substitutions....................................................   17
   Voting Rights.............................................................................   17
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)..................................................   18
THE SEPARATE ACCOUNT.........................................................................   18
GREAT AMERICAN ADVISORS(R), INC..............................................................   19
CHARGES AND DEDUCTIONS.......................................................................   19
   Charges and Deductions By the Company.....................................................   19
      Contingent Deferred Sales Charge ("CDSC")..............................................   20
      Contract Maintenance Fee...............................................................   20
      Transfer Fee...........................................................................   21
      Administration Charge..................................................................   21
      Mortality and Expense Risk Charge......................................................   21
      Premium Taxes..........................................................................   21
      Discretionary Waivers of Charges.......................................................   22
   Expenses of the Portfolios................................................................   22
THE CONTRACTS................................................................................   22
   Right to Cancel...........................................................................   22
   Persons With Rights Under a Contract......................................................   22
ACCUMULATION PERIOD..........................................................................   23
   Account Statements........................................................................   23
   Account Value.............................................................................   24
      Accumulation Units.....................................................................   24

   Stepped-Up Account Value for Successor Owner..............................................   24
   Purchase Payments.........................................................................   24
   Investment Options--Allocations...........................................................   25
      Fixed Account Options..................................................................   25
      Principal Guarantee Program............................................................   26
      Renewal of Fixed Account Guaranteed Interest Rate Options..............................   26
   Transfers.................................................................................   26
      Automatic Transfer Programs............................................................   27
      Termination of Automatic Transfer Programs.............................................   28
      Telephone, Facsimile or Internet Transfers.............................................   28
      Other Restrictions on Transfers........................................................   28
   Surrender and Withdrawals.................................................................   29
      Free Withdrawal Privilege..............................................................   29
      Long-Term Care Waiver Rider............................................................   29
      Systematic Withdrawal..................................................................   29
   Contract Loans............................................................................   30
   Termination...............................................................................   30
BENEFIT PAYMENT PERIOD.......................................................................   30
   Annuity Benefit...........................................................................   30
   Death Benefit.............................................................................   31
   Step Up in Value for Successor Owner......................................................   32
   Payment of Benefits.......................................................................   32
   Settlement Options........................................................................   32
   Calculation of Fixed Dollar Benefit Payments..............................................   33
   Calculation of Variable Dollar Benefit Payments...........................................   33
   Commuted Values...........................................................................   34
FEDERAL TAX MATTERS..........................................................................   34
   Tax Deferral on Annuities.................................................................   34
   Tax-Qualified Retirement Plans............................................................   35
      Individual Retirement Annuities........................................................   35
      Roth IRAs..............................................................................   35
      Tax-Sheltered Annuities................................................................   35
      Texas Optional Retirement Program......................................................   35
   Summary of Income Tax Rules...............................................................   36
GLOSSARY OF FINANCIAL TERMS..................................................................   36
THE REGISTRATION STATEMENT...................................................................   38
OTHER INFORMATION AND NOTICES................................................................   38
   Householding - Revocation of Consent......................................................   38
   Electronic Delivery of Required Documents.................................................   38
   Legal Proceedings.........................................................................   38
STATEMENT OF ADDITIONAL INFORMATION..........................................................   39

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.


ANNUITY COMMENCEMENT DATE

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.


BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.


WHAT ARE THE CONTRACTS?

The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.


During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.


WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?


Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers among investment options;

-    an annual contract maintenance fee;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-    premium taxes, if any.


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.


The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, or transfer cash value between investment options. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)        7%
Maximum Transfer Fee                                                                      $30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)          $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                      $ 30

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average value of the Owner's interest in the Subaccounts)
  Mortality and Expense Risk Charge                                                   1.25%
  Administration Charge                                                               0.15%
                                                                                     -----
  Total Separate Account Annual Expenses                                              1.40%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

              Minimum: ____%                      Maximum:  ____%

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)         [TO BE UPDATED]


                                                                                                 TOTAL
                                                                   MANAGEMENT  12b-1    OTHER    ANNUAL
PORTFOLIO                                                             FEES      FEES  EXPENSES  EXPENSES
-----------------------------------------------------------------  ----------  -----  --------  --------
AIM V.I. Capital Development Fund-Series II                           0.75      0.25    0.39      1.39
AIM V.I. Global Utilities Fund-Series II (2,3)                        0.65      0.25    0.57      1.45
AIM V.I. Government Securities Fund-Series II                         0.50      0.25    0.31      1.06
AIM V.I. Mid Cap Core Equity Fund-Series II (3)                       0.73      0.25    0.57      1.55
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares     0.75      0.25    0.03      1.03
Dreyfus Stock Index Fund-Service Shares                               0.25      0.25    0.01      0.51
Dreyfus VIF Appreciation Portfolio-Service Shares                     0.75      0.25    0.02      1.02
Dreyfus VIF Money Market Portfolio                                    0.50         -    0.06      0.56
INVESCO VIF-Core Equity Fund                                          0.75         -    0.37      1.12
INVESCO VIF-Financial Services Fund                                   0.75         -    0.34      1.09
INVESCO VIF-Health Sciences Fund                                      0.75         -    0.32      1.07
INVESCO VIF-Small Company Growth Fund (4)                             0.75         -    0.56      1.31
Janus Aspen Series Balanced Portfolio Service Shares (5)              0.65      0.25    0.02      0.92
Janus Aspen Series Growth Portfolio Service Shares (5)                0.65      0.25    0.02      0.92
Janus Aspen Series Mid Cap Growth Portfolio Service Shares (5,6)      0.65      0.25    0.02      0.92
Janus Aspen Series Worldwide Growth Portfolio Service Shares (5)      0.65      0.25    0.05      0.95
Neuberger Berman AMT Fasciano Portfolio (Class S) (7,8)               1.15      0.25    0.50      1.90
Neuberger Berman AMT Guardian Portfolio (Class S) (8)                 0.85      0.25    0.15      1.25
Oppenheimer Capital Appreciation Fund/VA-Service Class                0.65      0.15    0.01      0.81
Oppenheimer Global Securities Fund-VA-Service Class                   0.65      0.23    0.02      0.90
Oppenheimer VA-Main Street Small Cap Fund/VA-Service 9 Class          0.75      0.24    0.22      1.21
Oppenheimer VA-Multiple Strategies Fund/VA-Service Class              0.72      0.25    0.02      0.99
PBHG Large Cap Growth Portfolio                                       0.75         -    0.30      1.05
PBHG Mid-Cap Portfolio (10)                                           0.85         -    0.62      1.47
PBHG Select Value Portfolio                                           0.65         -    0.22      0.87
PBHG Technology & Communications Portfolio                            0.85         -    0.23      1.08
PIMCO VIT-High Yield Portfolio-Administrative Class (11)              0.25      0.15    0.36      0.76
PIMCO VIT-Real Return Portfolio-Administrative Class                  0.25      0.15    0.26      0.66
PIMCO VIT-Total Return Portfolio-Administrative Class (11)            0.25      0.15    0.26      0.66
Rydex VT Sector Rotation Fund                                         0.90         -    0.79      1.69
Strong Opportunity Fund II (Advisor Class) (12)                       0.75      0.25    0.55      1.55
Strong VIF Mid Cap Growth Fund II (13)                                0.75         -    0.72      1.47
Van Kampen UIF Core Plus Fixed Income Portfolio Class I (14)          0.40         -    0.33      0.73
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I (14)               0.75         -    0.37      1.12
Van Kampen UIF U.S. Real Estate Portfolio Class I (14)                0.80         -    0.32      1.12
Van Kampen UIF Value Portfolio Class I (14)                           0.55         -    0.41      0.96

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                                                 TOTAL
                                                                   MANAGEMENT  12B-1    OTHER    ANNUAL
PORTFOLIO                                                             FEES      FEES  EXPENSES  EXPENSES
-----------------------------------------------------------------  ----------  -----  --------  --------
AIM V.I. Global Utilities Fund-Series II (2,3)                        0.65      0.23    0.57      1.45
AIM V.I. Mid Cap Core Equity Fund-Series II (3)                       0.73      0.15    0.57      1.45
INVESCO VIF-Small Company Growth Fund (4)                             0.75         -    0.50      1.25
Neuberger Berman AMT Fasciano Portfolio (Class S) (4)                 1.15      0.25    0.00      1.40
Oppenheimer VA-Main Street Small Cap Fund/VA-Service
  Class (9)                                                           0.75      0.24    0.20      1.19
PBHG Mid-Cap Portfolio (10)                                           0.58         -    0.62      1.20
PIMCO High Yield Portfolio-Administrative Class (11)                  0.25      0.15    0.35      0.75
PIMCO Total Return Portfolio-Administrative Class (11)                0.25      0.15    0.25      0.65
Strong Opportunity Fund II (Advisor Class) (12)                       0.75      0.54    0.25      1.54
Strong VIF-Mid Cap Growth Fund II (13)                                0.75         -    0.42      1.17
Van Kampen UIF Core Plus Fixed Income Portfolio Class I (14)          0.37         -    0.33      0.70
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I (14)               0.68         -    0.37      1.05
Van Kampen UIF U.S. Real Estate Portfolio Class I (14)                0.78         -    0.32      1.10
Van Kampen UIF Value Portfolio Class I (14)                           0.44         -    0.41      0.85

(2)  Expenses have been restated to reflect current agreement.

(3) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II Total Annual Expenses to 1.45%.

(4) The Fund's net Other Expenses and Total Annual Expenses were lower than the actual expenses shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a voluntary expense limitation commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Effective June 1, 2002, INVESCO became entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

(5) Long term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

(6) The Mid-Cap Growth Portfolio was formerly known as the Aggressive Growth Portfolio.

(7) Neuberger Berman Management, Inc. ("NBMI") has undertaken through December 31, 2006 to reimburse certain operating expenses, including the compensation of NBMI, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.40% of the average daily net asset value of the Fasciano Portfolio (Class S). The expense reimbursement arrangements for the Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its expense limitation.

(8) The Fasciano Portfolio commenced operations on July 12, 2002. Thus, the expense figures for this Portfolio is estimated based on an asset size of $25 million. Class S shares of the Guardian Portfolio commenced operations on August 2, 2002; therefore, the expense figures for this class are estimated based on the existing Class I shares of the Guardian Portfolio and an asset size of $25 million on the Class S shares.

(9) Expense waivers are voluntary and may be terminated at the manager's discretion.


(10) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.


(11) PIMCO has contractually agreed, for the Portfolios' current fiscal year, to reduce Total Annual Expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% of average daily net assets for the High Yield Portfolio, and 0.65% of average daily net assets for the Total Return Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceed three years, provided total expenses, include such recoupment, do not exceed the annual expense limit.

(12) The Fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the Fund may make monthly payments to the Fund's distributor at the annual rate of 1.00% of the average daily net assets of the Fund attributable to its Advisor Class shares.

However, under the Distribution Agreement for the Advisor Class shares, payments to the Fund's distributor are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-rated services and other services that are primarily intended to result in the sale of Advisor Class shares of the Fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the Fund and may cost more than other types of sales charges.

(13) As compensation for its advisory services, the Fund pays Strong a monthly management fee at an annual rate of 0.75% of the Fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's Other Expenses so that the total annual operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. A cap on total annual operating expenses lowers the Fund's overall expense ratio and increases the Fund's return to investors.

(14) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid-Cap Value Portfolio - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).


These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

            1 YEAR   3 YEARS    5 YEARS    10 YEARS
            ------   -------    -------    --------
MAXIMUM
MINIMUM

(2) If you annuitize your Contract at the end of the applicable time period:

            1 YEAR   3 YEARS    5 YEARS    10 YEARS
            ------   -------    -------    --------
MAXIMUM      N/A
MINIMUM      N/A

(3)      If you do not surrender your Contract:

            1 YEAR   3 YEARS    5 YEARS    10 YEARS
            ------   -------    -------    --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION


         STANDARD ACCUMULATION                    STANDARD ACCUMULATION
               UNIT VALUE                           UNITS OUTSTANDING                              YEAR
---------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES II SHARES
                9.305544                                  20.637                                 12/31/02
AIM V.I. GOVERNMENT SECURITIES FUND-SERIES II SHARES
               10.349547                                 161.630                                 12/31/02
AIM V.I. GLOBAL UTILITIES FUND-SERIES II SHARES
                9.952005                                 160.179                                 12/31/02
AIM V.I. MID CAP CORE EQUITY FUND-SERIES II SHARES
                9.900183                                 880.035                                 12/31/02
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES
                9.390119                                 560.157                                 12/31/02
DREYFUS STOCK INDEX FUND-SERVICE SHARES
                9.646019                               2,758.163                                 12/31/02
DREYFUS VIF APPRECIATION PORTFOLIO-SERVICE SHARES
                9.513308                               2,001.150                                 12/31/02
DREYFUS VIF MONEY MARKET PORTFOLIO
                0.999409                                 531.650                                 12/31/02
INVESCO VIF-CORE EQUITY FUND
                9.608784                                 849.742                                 12/31/02
INVESCO VIF-FINANCIAL SERVICES FUND
                9.517996                                 723.758                                 12/31/02
INVESCO VIF-HEALTH SCIENCES FUND
                9.350166                                 873.440                                 12/31/02
INVESCO VIF-SMALL COMPANY GROWTH FUND
                9.854309                                 390.707                                 12/31/02
JANUS ASPEN SERIES BALANCED PORTFOLIO SERVICE SHARES
                9.891881                               3,946.607                                 12/31/02
JANUS ASPEN SERIES GROWTH PORTFOLIO SERVICE SHARES
                9.495808                               1,119.714                                 12/31/02
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH) SERVICE SHARES
                9.699616                                  39.899                                 12/31/02
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO SERVICE SHARES
                9.318424                                 127.119                                 12/31/02
NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)
                9.872126                                 359.457                                 12/31/02
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO (CLASS S)
                9.463727                                  82.118                                 12/31/02
OPPENHEIMER CAPITAL APPRECIATION FUND/VA-SERVICE CLASS
                9.823242                                 148.717                                 12/31/02
OPPENHEIMER GLOBAL SECURITIES FUND/VA-SERVICE CLASS
                9.392389                               1,238.596                                 12/31/02
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA-SERVICE CLASS
                9.521600                                 320.355                                 12/31/02
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA-SERVICE CLASS
               10.174161                                 446.222                                 12/31/02
PBHG LARGE CAP GROWTH PORTFOLIO
                9.341083                                 212.760                                 12/31/02
PBHG MID-CAP PORTFOLIO

         STANDARD ACCUMULATION                    STANDARD ACCUMULATION
               UNIT VALUE                           UNITS OUTSTANDING                              YEAR
---------------------------------------------------------------------------------------------------------
                9.896435                               1,879.955                                 12/31/02
PBHG SELECT VALUE PORTFOLIO
                9.369709                                 243.862                                 12/31/02
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                8.772056                                 641.411                                 12/31/02
PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS
               10.931205                                 272.892                                 12/31/02
PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
               10.680681                               3,424.300                                 12/31/02
PIMCO TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
               10.471579                               6,920.654                                 12/31/02
RYDEX VT SECTOR ROTATION FUND
                9.054980                                 122.546                                 12/31/02
STRONG OPPORTUNITY FUND II
                9.665240                               2,308.697                                 12/31/02
STRONG VIF-MID CAP GROWTH FUND II
                9.408353                               2,106.863                                 12/31/02
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
               10.294722                               6,974.638                                 12/31/02
VAN KAMPEN UIF U.S. MID CAP CORE PORTFOLIO-CLASS I (FORMERLY MID CAP VALUE PORTFOLIO)
                9.620494                               4,062.996                                 12/31/02
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                9.501755                               2,734.239                                 12/31/02
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                9.539484                                 121.329                                 12/31/02


The above tables give year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts). The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. "Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.

If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-    illustrate investment returns by graphs, charts, or otherwise

                                   PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.


The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
AIM V.I. FUNDS

AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES   The fund's investment objective is
II                                         long-term growth of capital. The fund
                                           seeks to meet its objective by investing
Advisor - AIM Advisors, Inc.               primarily in securities, including
                                           common stocks, convertible securities
                                           and bonds, of small- and medium-sized
                                           companies. The fund may also invest up
                                           to 25% of its total assets in foreign
                                           securities.

AIM V.I. GOVERNMENT SECURITIES             The fund's investment objective is to
FUND-SERIES II                             achieve a high level of current income
                                           consistent with reasonable concern for
Advisor - AIM Advisors, Inc.               safety of principal. The fund seeks to
                                           meet its objective by investing,
                                           normally, at least 80% of its net
                                           assets, plus the amount of any borrowing
                                           for investment purposes, in debt
                                           securities issued, guaranteed or
                                           otherwise backed by the U.S. Government.
                                           The fund may invest in securities of all
                                           maturities issued or guaranteed by the
                                           U.S. Government or its agencies and
                                           instrumentalities. The fund may also
                                           invest up to 20% of its net assets in
                                           foreign securities.

AIM V.I. GLOBAL UTILITIES FUND-SERIES II   The fund's investment objective is to
                                           achieve a high total return. The fund
Advisor - AIM Advisors, Inc.               seeks to meet its objective by
                                           investing, normally, at least 80% of its
                                           net assets, plus the amount of any
                                           borrowing for investment purposes, in
                                           domestic and foreign public utility
                                           companies.

AIM V.I. MID CAP CORE EQUITY FUND-SERIES   The fund's investment objective is to
II                                         achieve long-term growth of capital. The
                                           fund seeks to meet its objective by
Advisor - AIM Advisors, Inc.               investing, normally, at least 80% of its
                                           net assets, plus the amount of any
                                           borrowing for investment purposes, in
                                           equity securities. The fund also may
                                           invest up to 20% of its net assets in
                                           equity securities of companies in other
                                           market capitalization ranges or in
                                           investment-grade debt securities. The
                                           fund may also invest up to 25% of its
                                           total assets in foreign securities.

DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Socially Responsible Growth
FUND, INC.-SERVICE SHARES                  Fund, Inc. seeks to provide capital
                                           growth with current income as a
Advisor - The Dreyfus Corporation          secondary goal. To pursue these goals,
Sub-Advisor - NCM Capital Management       the fund under normal circumstances,
Group, Inc.                                invests at least 80% of its assets in
                                           the common stock of companies that in
                                           the opinion of the fund's management,
                                           meet traditional investment standards
                                           and conduct their business in a manner
                                           that contributes to the enhancement of
                                           the quality of life in America.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Stock Index Fund seeks to
FUND, INC.-SERVICE SHARES                  match the total return of the
                                           Standard & Poor's 500 Composite Stock
Advisor - The Dreyfus Corporation          Price Index.  To pursue this goal,
Sub-Advisor - NCM Capital Management       the Fund generally invests in all 500
Group, Inc.                                stocks in the S&P 500(R) in proportion
                                           to their weighting in the index.

DREYFUS VARIABLE INVESTMENT                The Appreciation Portfolio seeks to
FUND-APPRECIATION PORTFOLIO-SERVICE        provide long-term capital growth
SHARES                                     consistent with the preservation of
                                           capital. Current income is a secondary
Advisor - The Dreyfus Corporation          goal. It seeks to achieve its goals by
Sub-Advisor - Fayez Sarofim & Co.          investing in common stocks, focusing on
                                           "blue chip" companies with total market
                                           values of more than $5 billion at the
                                           time of purchase.

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
DREYFUS VARIABLE INVESTMENT FUND-MONEY     The Money Market Portfolio seeks to
MARKET PORTFOLIO                           provide as high a level of current
                                           income as is consistent with the
Advisor - The Dreyfus Corporation          preservation of capital and the
                                           maintenance of liquidity. This Portfolio
                                           invests in a diversified portfolio of
                                           high quality short-term debt securities.
                                           An investment in the Money Market
                                           Portfolio is neither insured nor
                                           guaranteed by the Federal Deposit
                                           Insurance Corporation or any other
                                           government agency. Although the
                                           Portfolio seeks to preserve the value of
                                           your investment at $1.00 per share, it
                                           is possible to lose money by investing
                                           in the Portfolio.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-CORE EQUITY FUND               INVESCO VIF-Core Equity Fund seeks high
                                           total return through both growth and
Advisor - INVESCO Funds Group, Inc.        current income. The Portfolio normally
                                           invests at least 80% of its net assets
                                           in common and preferred stocks of
                                           companies with a history of paying
                                           regular dividends, it may also invest in
                                           companies that have not paid dividends.
                                           The Fund's equity investments are
                                           limited to stocks that can be traded
                                           easily in the United States. It may,
                                           however, invest in foreign securities in
                                           the form of American Depository Receipts
                                           (ADRs). The Fund will normally invest up
                                           to 5% of its assets in debt securities,
                                           generally U.S. government and corporate
                                           bonds that are rated investment grade at
                                           the time of purchase. The portfolio was
                                           formerly called the Industrial Income
                                           Portfolio and the Equity Income Fund.

INVESCO VIF-FINANCIAL SERVICES FUND        INVESCO VIF-Financial Services seeks
                                           capital growth. The Portfolio invests
Advisor - INVESCO Funds Group, Inc.        normally at least 80% of its net assets
                                           in the equity securities and
                                           equity-related instruments of companies
                                           involved in the financial services
                                           sector. These companies include, but are
                                           not limited to, banks (regional and
                                           money-centers), insurance companies
                                           (life, property and casualty, and
                                           multi-line), investment and
                                           miscellaneous industries (asset
                                           managers, brokerage firms, and
                                           government-sponsored agencies) and
                                           suppliers to financial services
                                           companies. The investment advisor seeks
                                           companies, which it believes can grow
                                           their revenues and earnings in a variety
                                           of interest rate environments - although
                                           securities prices of financial services
                                           companies generally are interest rate
                                           sensitive.

INVESCO VIF-HEALTH SCIENCES FUND           INVESCO VIF-Health Sciences seeks
                                           capital growth. The Portfolio normally
Advisor - INVESCO Funds Group, Inc.        invests at least 80% of its net assets
                                           in the equity securities and
                                           equity-related instruments of companies
                                           that develop, produce or distribute
                                           products or services related to health
                                           care. These companies include, but are
                                           not limited to, medical equipment or
                                           supplies, pharmaceuticals, biotechnology
                                           and healthcare providers and service
                                           companies. INVESCO focuses on the
                                           dominant players in fast-growing
                                           therapeutic areas or companies on the
                                           verge of exciting medical breakthroughs.
                                           INVESCO seeks companies with strong,
                                           commercially successful products as well
                                           as promising product pipelines. This
                                           strategy may lead us to invest in both
                                           well-established health care firms and
                                           faster-growing more dynamic entities.
                                           Well-established health care companies
                                           typically provide liquidity and earnings
                                           visibility for the Portfolio and
                                           represent core holdings in the Fund. The
                                           Fund also may invest in high growth,
                                           earlier state companies whose future
                                           profitability could be dependent upon
                                           increasing market shares from one or a
                                           few key products. Some companies often
                                           have limited operating histories and
                                           their potential profitability may be
                                           dependent on regulatory approval of
                                           their products, which increases the
                                           volatility of these companies'
                                           securities prices and could have an
                                           adverse impact on the companies' future
                                           growth and profitability.

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH FUND      INVESCO VIF-Small Company Growth Fund
                                           seeks long-term capital growth. The Fund
Advisor - INVESCO Funds Group, Inc.        normally invests at least 80% of its net
                                           assets in small capitalization
                                           companies. Small capitalization stocks
                                           are defined as companies that are
                                           included in the Russell 2000 Growth
                                           Index at the time of purchase, or if not
                                           included in that index, have market
                                           capitalizations of $2.5 billion or below
                                           at the time of purchase. The fund
                                           focuses on companies with accelerating
                                           earnings growth attributable to rapid
                                           sales growth, new products, management
                                           changes, and /or structural changes in
                                           the economy.

JANUS ASPEN SERIES

JANUS ASPEN BALANCED PORTFOLIO SERVICE     This diversified portfolio seeks
SHARES                                     long-term capital growth, consistent
                                           with preservation of capital and
Advisor - Janus Capital Management LLC     balanced by current income. The
                                           Portfolio normally invests 40-60% of its
                                           assets in securities selected primarily
                                           for their growth potential and 40-60% of
                                           its assets in securities selected
                                           primarily for their income potential.
                                           The Portfolio will normally invest at
                                           least 25% of its assets in fixed-income
                                           securities.

JANUS ASPEN GROWTH PORTFOLIO SERVICE       This diversified portfolio seeks
SHARES                                     long-term growth of capital in a manner
                                           consistent with the preservation of
Advisor - Janus Capital Management LLC     capital by investing primarily in common
                                           stocks selected for their growth
                                           potential. Although the Portfolio can
                                           invest in companies of any size, it
                                           generally invests in larger, more
                                           established companies.

JANUS ASPEN SERIES-MID CAP GROWTH          This non-diversified portfolio seeks
PORTFOLIO SERVICE SHARES                   long-term growth of capital by investing
(formerly Aggressive Growth Portfolio)     primarily in common stocks selected for
Advisor:                                   their growth potential. Under normal
Janus Capital Management LLC               circumstances the portfolio will invest
                                           at least 80% of its net assets in equity
                                           securities of mid-sized companies, whose
                                           market capitalization falls, at the time
                                           of purchase, in the 12-month average of
                                           the capitalization range of the Russell
                                           Midcap Growth Index.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO     This diversified portfolio seeks
SERVICE SHARES                             long-term growth of capital in a manner
                                           consistent with the preservation of
Advisor - Janus Capital Management LLC     capital primarily through investments in
                                           common stocks of foreign and domestic
                                           issuers. The Portfolio has the
                                           flexibility to invest on a worldwide
                                           basis in companies and other
                                           organizations of any size, regardless of
                                           country of organization or place of
                                           principal business activity. Worldwide
                                           Growth Portfolio normally invests at
                                           least 80% of its total assets in
                                           securities of issuers from at least five
                                           different countries, including the
                                           United States. The Portfolio may at
                                           times invest in fewer than five
                                           countries or even a single country.
                                           International investing may present
                                           special risks, including currency
                                           fluctuations and social and political
                                           developments.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

NEUBERGER BERMAN AMT FASCIANO              The Portfolio seeks long-term capital
PORTFOLIO-CLASS S                          growth. The Portfolio manager also may
                                           consider a company's potential for
Advisor - Neuberger Berman Management,     current income prior to selecting it for
Inc.                                       the Portfolio. To pursue this goal, the
Sub-Advisor - Neuberger Berman, LLC        Portfolio invests primarily in the
                                           common stocks of smaller companies,
                                           i.e., those with market capitalizations
                                           of less than $1.5 billion at the time
                                           the Portfolio first invests in them.
                                           These include securities having common
                                           stock characteristics, such as
                                           securities convertible into common
                                           stocks, and rights and warrants to
                                           purchase common stocks.

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
NEUBERGER BERMAN AMT GUARDIAN              The Portfolio seeks long-term growth of
PORTFOLIO-CLASS S                          capital; current income is a secondary
                                           goal. To pursue these goals, the
Advisor - Neuberger Berman Management,     Portfolio invests mainly in common
Inc.                                       stocks of large-capitalization
Sub-Advisor - Neuberger Berman, LLC        companies. The managers look for
                                           well-managed companies whose stock
                                           prices are undervalued. Because the
                                           managers tend to find that undervalued
                                           stocks may be more common in certain
                                           sectors of the economy at a given time,
                                           the Portfolio may emphasize those
                                           sectors.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER CAPITAL APPRECIATION           The Fund seeks capital appreciation by
FUND/VA-SERVICE CLASS                      investing in securities of well-known,
                                           established companies.
Advisor - Oppenheimer Funds, Inc.

OPPENHEIMER GLOBAL SECURITIES              The Fund seeks long-term capital
FUND/VA-SERVICE CLASS                      appreciation by investing a substantial
                                           portion of assets in the securities of
Advisor - Oppenheimer Funds Inc.           foreign issuers, in "growth-type"
                                           companies, in cyclical industries, and
                                           in special situations that are
                                           considered to have appreciation
                                           possibilities. It invests mainly in
                                           common stocks of U. S. and foreign
                                           issuers.

OPPENHEIMER MAIN STREET SMALL CAP          The Fund seeks capital appreciation to
FUND/VA-SERVICE CLASS                      make your investment grow. The Fund
                                           invests mainly in common stocks of
Advisor - Oppenheimer Funds Inc.           "small-cap" companies. The Fund
                                           incorporates a blended style of
                                           investing combining both growth and
                                           value styles.

OPPENHEIMER MULTIPLE STRATEGIES            The Fund seeks a total investment
FUND/VA-SERVICE CLASS                      return, which includes current income
                                           and capital appreciation in the value of
Advisor - Oppenheimer Funds Inc.           its shares. The Fund allocates its
                                           investments among common stocks, debt
                                           securities, and "money market"
                                           instruments.

PBHG INSURANCE SERIES FUND

PBHG LARGE CAP GROWTH PORTFOLIO            The investment objective of the PBHG
                                           Insurance Series Large Cap Growth
Advisor - Pilgrim Baxter & Associates,     Portfolio is to seek long-term growth of
Ltd.                                       capital. The Portfolio invests primarily
                                           in common stocks of companies that have
                                           market capitalizations similar to the
                                           companies in the Russell 1000(R) Growth
                                           Index at the time of purchase and that
                                           in Pilgrim Baxter's opinion have strong
                                           business momentum, earnings growth and
                                           capital appreciation potential. The
                                           Advisor intends to focus on companies
                                           whose market capitalization, are over $5
                                           billion at the time of purchase.

PBHG MID-CAP PORTFOLIO                     The investment objective of PBHG Mid-Cap
                                           Portfolio is to seek above-average total
Advisor - Pilgrim Baxter & Associates,     return over a 3 to 5 year market cycle,
Ltd.                                       consistent with reasonable risk. The
                                           Portfolio invests primarily in common
                                           stocks of companies that have market
                                           capitalizations similar to those in the
                                           S&P MidCap 400 Index at the time of
                                           purchase and that in Pilgrim Baxter's
                                           opinion are currently under priced using
                                           certain financial measurements, such as
                                           their price-to-earnings ratios dividend
                                           income potential and earnings power. The
                                           Portfolio generally has a lower
                                           price-to-earnings ratio than the average
                                           company in the Index and its sector
                                           weightings are generally within 10% of
                                           the Index.

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
PBHG SELECT VALUE PORTFOLIO                The investment objective of the PBHG
                                           Select Value Portfolio is to seek
Advisor - Pilgrim Baxter & Associates,     long-term growth of capital and income.
Ltd.                                       Current income is a secondary objective.
                                           The Portfolio invests primarily in
                                           common stocks of no more than 30
                                           companies that have market
                                           capitalizations similar to the companies
                                           in the S&P 500 Index at the time of
                                           purchase and that in Pilgrim Baxter's
                                           opinion are currently under priced using
                                           certain financial measurements, such as
                                           their price-to-earnings ratios, dividend
                                           income potential and earnings power. The
                                           Advisor expects to focus on those
                                           companies whose market capitalizations
                                           are over $1 billion at the time of
                                           purchase.

PBHG TECHNOLOGY & Communications           The investment objective of the PBHG
PORTFOLIO                                  Insurance Series Technology &
                                           Communications Portfolio is to seek
Advisor - Pilgrim Baxter & Associates,     long-term growth of capital. Current
Ltd.                                       income is incidental to the Portfolio's
                                           objective. The Portfolio, a
                                           non-diversified fund, invests primarily
                                           in common stocks of companies doing
                                           business in the technology and
                                           communications sector of the market. The
                                           Portfolio is concentrated which means it
                                           will invest 25% or more of its total
                                           assets in the groups of industries
                                           within that sector.

PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE  The Portfolio seeks maximum total return
CLASS                                      consistent with preservation of capital
                                           and prudent investment management. The
Advisor - Pacific Investment Management    Portfolio invests under normal
Company LLC                                circumstances at least 80% of its assets
                                           in a diversified portfolio of high yield
                                           securities ("junk bonds") rated below
                                           investment grade but rated at least B by
                                           Moody's or S & P, or, if unrated,
                                           determined by the Advisor to be of
                                           comparable quality.

PIMCO REAL RETURN                          The Portfolio seeks maximum real return
PORTFOLIO-ADMINISTRATIVE CLASS             consistent with preservation of real
                                           capital and prudent investment
Advisor - Pacific Investment Management    management. The Portfolio invests under
Company LLC                                normal circumstances at least 65% of its
                                           assets in inflation-indexed bonds of
                                           varying maturities issued by the U.S.
                                           and non-U.S. governments, their agencies
                                           or government-sponsored enterprises and
                                           corporations.

PIMCO TOTAL RETURN                         The Portfolio seeks maximum total return
PORTFOLIO-ADMINISTRATIVE CLASS             consistent with preservation of capital
                                           and prudent investment management. The
Advisor - Pacific Investment Management    Portfolio invests under normal
Company LLC                                circumstances at least 65% of its assets
                                           in a diversified Portfolio of Fixed
                                           Income Instruments of varying
                                           maturities. The Fund's average portfolio
                                           duration normally varies within a three-
                                           to six-year time frame, based on the
                                           Advisor's forecast for interest rates.

RYDEX VARIABLE TRUST FUNDS

RYDEX VARIABLE TRUST SECTOR ROTATION FUND  The Fund seeks long-term capital appreciation. The Fund seeks to respond
Advisor - Rydex Global Advisors            to the dynamically changing economy by
                                           moving its investments among different
                                           sectors or industries. Each month the
                                           Advisor, using a quantitative
                                           methodology, ranks approximately
                                           fifty-nine different industries based on
                                           several measures of price momentum. The
                                           Fund then invests in the top ranked
                                           industries. Subject to maintaining
                                           adequate liquidity in the Fund, each
                                           industry or sector investment is
                                           intended to represent the entire
                                           industry or sector. The Fund invests in
                                           equity securities, but may also invest
                                           in equity derivatives such as futures
                                           contracts, options and swap
                                           transactions. The fund may also enter
                                           into short sales.

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND II-ADVISOR SERIES  The Strong Opportunity Fund II invests, under normal conditions, primarily in
Advisor - Strong Investments               stocks of medium-capitalization
                                           companies that the fund's managers
                                           believe are under-priced, yet have
                                           attractive growth prospects. The
                                           managers base the analysis on a
                                           company's "private market value" - the
                                           price an investor would be willing to
                                           pay for the entire company given its
                                           management, financial health and growth
                                           potential. The managers determine a
                                           company's private market value based on
                                           a fundamental analysis of a company's
                                           cash flows, asset valuations,
                                           competitive situation and franchise
                                           value. The fund may invest up to 25% of
                                           its net assets in foreign securities.
                                           The manager may sell a stock when its
                                           price no longer compares favorably with
                                           the company's private market value.

STRONG VIF MID CAP GROWTH FUND II          The Mid Cap Growth Fund II invests,
                                           under normal conditions, at least 80% of
Advisor - Strong Investments               its net assets in stocks of
                                           medium-capitalization companies that the
                                           fund's managers believe have favorable
                                           prospects for growth of earnings and
                                           capital appreciation. The fund defines
                                           "medium-capitalization companies" as
                                           companies with a market capitalization
                                           substantially similar to that of
                                           companies in the Russell Midcap(TM)
                                           Index at the time of investment. The
                                           portfolio can invest in futures and
                                           options transactions for hedging and
                                           risk management purposes. The fund may
                                           invest up to 25% of its net assets in
                                           foreign securities and may utilize an
                                           active trading approach.

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED INCOME      The investment objective of the Core
PORTFOLIO-CLASS I                          Plus Fixed Income Portfolio is to seek
                                           above-average total return over a market
Advisor - Van Kampen (1)                   cycle of three to five years by
                                           investing primarily in a diversified
                                           portfolio of fixed income securities.
                                           The Portfolio invests primarily in a
                                           diversified mix of dollar denominated
                                           investment grade fixed income
                                           securities, particularly U.S.
                                           Government, corporate and mortgage
                                           securities. The Portfolio ordinarily
                                           will seek to maintain an average
                                           weighted maturity in excess of five
                                           years. The Portfolio may invest
                                           opportunistically in
                                           non-dollar-denominated securities and
                                           high yield securities (commonly referred
                                           to as "junk bonds").

VAN KAMPEN UIF U.S. MID CAP CORE           The investment objective of the U.S. Mid
PORTFOLIO-CLASS I (formerly Mid Cap        Cap Core Portfolio is to seek
Value Portfolio)                           above-average total return over a market
                                           cycle of three to five years by
                                           investing primarily in common stocks and
Advisor - Van Kampen (1)                   other equity securities. The Portfolio
                                           invests primarily in common stocks of
                                           companies with capitalizations generally
                                           in the range of companies included in
                                           the S&P MidCap 400 Index. The Portfolio
                                           may purchase stocks that typically do
                                           not pay dividends.

VAN KAMPEN UIF U.S. REAL ESTATE            The investment objective of the U.S.
PORTFOLIO-CLASS I                          Real Estate Portfolio is to seek
                                           above-average current income and
Advisor - Van Kampen (1)                   long-term capital appreciation by
                                           investing primarily in equity securities
                                           of companies in the U.S. real estate
                                           industry, including real estate
                                           investment trusts (REITs).

INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE AND STRATEGY
-----------------------------------------  ----------------------------------------
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I     The investment objective of the Value
                                           Portfolio is to seek above-average total
Advisor - Van Kampen (1)                   return over a market cycle of three to
                                           five years by investing primarily in
                                           common stocks and other equity
                                           securities. The Portfolio invests
                                           primarily in common stocks of companies
                                           with capitalizations generally greater
                                           than $2.5 billion. The Portfolio focuses
                                           on stocks that are believed to be
                                           undervalued in comparison with the stock
                                           market as a whole, as measured by the
                                           S&P 500 Index. The Portfolio may
                                           purchase stocks that do not pay
                                           dividends; and it may invest, to a
                                           limited extent, in foreign equity
                                           securities.

(1) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.


If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.


New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT


The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.

Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.


The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 2% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.


The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

  Purpose of Charge                 Offset expenses incurred by the Company in
                                    the sale of the Contracts, including
                                    commissions paid and costs of sales
                                    literature.

  Amount of Charge                  Up to 7% of each purchase payment, depending
                                    on the number of years elapsed since receipt of the purchase payment.


Number of full years elapsed between
date of receipt of purchase payment
and date request for withdrawal or        0         1         2         3         4         5         6      7 or
surrender received                                                                                           more

CDSC as a percentage of purchase
payment withdrawn or surrendered          7%        7%        7%        6%        5%        4%        2%      0%

    When Assessed             On surrender or withdrawal of purchase payments
                              during the Accumulation Period.

    Assessed Against What     Purchase payments only, not earnings. See the
                              Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

    Waivers

                              - Free withdrawal privilege. See the Surrender and Withdrawals section for information.

                              - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                              -    If the Contract is issued with a tax
                                   sheltered annuity endorsement: (i) upon
                                   separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

                              -    Long term care waiver rider. See the
                                   Surrender and Withdrawals section for
                                   information.

                              -    If the Social Security Administration
                                   determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                              - If the spouse becomes Successor Owner. See the Account Value section for information.

                              -    Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

    Purpose of Charge Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.


    Amount of Charge          $30.00 per year.
    When Assessed

                              During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.


    Assessed Against          What Amounts invested in the Subaccounts and Fixed
                              Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

    Waivers                   -    During the Accumulation Period if the Account
                                   Value is at least $40,000 on the date the charge is due.

                              - During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

                              -    If the Contract is issued with a tax
                                   sheltered annuity endorsement.

                              - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                                    -    During the Benefit Payment Period where
                                         required to satisfy state law.

TRANSFER FEE
  Purpose of Charge                 Offset cost incurred in administering the
                                    Contracts.

  Amount of Charge                  $25 for each transfer in excess of 12 in any
                                    contract year. The Company reserves the
                                    right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time.
                                    The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

  When Assessed                     During the Accumulation Period.

  Assessed Against What             Deducted from amount transferred.

  Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE
  Purpose of Charge                 Offset expenses incurred in administering
                                    the Contracts and the Separate Account.

  Amount of Charge                  Daily charge equal to 0.000411% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

  When Assessed                     During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What             Amounts invested in the Subaccounts.

  Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE
  Purpose of Charge                 Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.


  Amount of Charge                  Daily charge equal to 0.003446% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.


  When Assessed                     During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What             Amounts invested in the Subaccounts.

  Waivers                           None.

PREMIUM TAXES


Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.

RIGHT TO CANCEL


The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.


PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.


PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.


ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD


Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.


ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. Owners should promptly notify the Company of any address change. This is especially important if Owners are receiving such reports and other information by mail rather than electronically. Owners at a shared address who are currently receiving one account statement, prospectus or shareholder report per household may receive separate account statements, prospectuses or shareholder reports by contacting the Company at 1-800-789-6771. The Company will provide confirmation statements showing any transactions that affect the Contract's value. Confirmation of regularly scheduled transactions, however, will be provided in quarterly statements of account activity. Examples of such recurring transactions include purchase payments (after the initial purchase payment) under a salary reduction program, systematic withdrawals, and dollar cost averaging transactions. Owners should review statements and confirmations carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. Unless the Company is notified within 30 days of receipt of the statement, the Company will assume statements and confirmations are correct.

ACCOUNT VALUE


The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of (1) the value of the Owner's interest in the Fixed Account options as of that time; and (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.


ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.


Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        surrender or withdrawal from a Subaccount

         -        payment of a death benefit

         - application of the amounts in a Subaccount to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of a transfer fee


STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER

If the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the Successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:


                                                            TAX-QUALIFIED              NON-TAX-QUALIFIED
-----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                       $2,000                       $10,000
-----------------------------------------------------------------------------------------------------------
MINIMUM MONTHLY PAYMENT UNDER PERIODIC PAYMENT
PROGRAM                                                $50                          Not Applicable
-----------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL PAYMENTS                            $50                          $100
-----------------------------------------------------------------------------------------------------------
MAXIMUM SINGLE PURCHASE PAYMENT                        $1,000,000*or Company        $1,000,000* or Company
                                                       approval                     approval
-----------------------------------------------------------------------------------------------------------


*The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.

The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner's account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.


Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.


The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.


INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.


Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.


FIXED ACCOUNT OPTIONS

The currently available Fixed Account options are:

         Fixed Accumulation Account Option
         Three-Year Guaranteed Interest Rate Option
         Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:


MINIMUM ALLOCATION TO ANY SUBACCOUNT                        $10
--------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT            $10
--------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO THREE- OR SEVEN-YEAR GUARANTEED       $2,000
INTEREST RATE OPTION OR ANY OTHER FIXED ACCOUNT             No amounts may be allocated to any guarantee period
GUARANTEED PERIOD OPTION WHICH MAY BE OFFERED               option which would extend beyond the Annuity
                                                            Commencement Date.
--------------------------------------------------------------------------------------------------------------------
ALLOCATIONS TO SEVEN-YEAR GUARANTEED INTEREST RATE OPTION   For Contracts issued after May 1, 2004 in states where
                                                            the Company has received regulatory approval, amounts
                                                            may be allocated to the Seven-Year Guaranteed Interest

                                                            Rate Option only during the first contract year.
--------------------------------------------------------------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                    No current restrictions, but the Company reserves the
                                                            right to require that purchase payment(s) be allocated
                                                            to the money market Subaccount or to the Fixed
                                                            Accumulation Account option during the right to cancel
                                                            period.
--------------------------------------------------------------------------------------------------------------------

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

RENEWAL OF FIXED ACCOUNT GUARANTEED INTEREST RATE OPTIONS

An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

MINIMUM TRANSFER TO ANY FIXED ACCOUNT GUARANTEE      $2,000
PERIOD OPTION                                        No amounts may be transferred to a guarantee period
                                                     option which would extend beyond the Annuity
                                                     Commencement Date.
-----------------------------------------------------------------------------------------------------------
MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER     During any contract year, 20% of the Fixed Account
THAN FIXED ACCOUNT GUARANTEED PERIOD OPTION WHICH    option's value as of the most recent contract
IS MATURING                                          anniversary.
-----------------------------------------------------------------------------------------------------------
TRANSFERS TO SEVEN-YEAR GUARANTEED INTEREST RATE     For contracts issued after May 1, 2004 in states
OPTION                                               where the Company has received regulatory approval,
                                                     amounts may be transferred to the Seven-Year
                                                     Guaranteed Interest Rate Option only during the
                                                     first contract year.
-----------------------------------------------------------------------------------------------------------
OTHER RESTRICTIONS ON TRANSFERS FROM FIXED           -   May not be made prior to first contract
ACCOUNT OPTIONS                                          anniversary.

                                                     -   Amounts transferred from Fixed Account options
                                                         to Subaccounts may not be transferred back to
                                                         Fixed Account options for a period of 6 months
                                                         from the date of the original transfer.
-----------------------------------------------------------------------------------------------------------

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs, as described in the Charges and Deductions section of this prospectus.

                                                                    MINIMUM ACCOUNT
           SERVICE                      DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
-------------------------------------------------------------------------------------------------------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000. Minimum       transfers may not be made
switching between investments   to any other Subaccount(s),   transfer is $500. When       to any of the Fixed Account
available under the Contract.   or from the Fixed             balance of source of funds   options, or to the money
Dollar cost averaging           Accumulation Account option   falls below $500, entire     market Subaccount. The
requires regular investments    to any Subaccount(s) other    balance will be allocated    dollar cost averaging
regardless of fluctuating       than the money market         according to dollar cost     transfers will take place
price levels and does not       Subaccount, on a monthly or   averaging instructions.      on the last Valuation Date
guarantee profits or prevent    quarterly basis.                                           of each calendar month or
losses in a declining market.                                                              quarter as requested by the
You should consider your                                                                   Owner.
financial ability to continue
dollar cost averaging
transfers through periods of
changing price levels.
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts among the             $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                to maintain the percentage                                 not be available if the
                                allocations selected by the                                dollar cost averaging
                                Owner.                                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.
-------------------------------------------------------------------------------------------------------------------------
INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                interest from any Fixed       Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter.  Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven Year Guaranteed
                                                              Fixed Account Option's       Interest Rate Option if the
                                                              value per year. Amounts      Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.
-------------------------------------------------------------------------------------------------------------------------

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.

Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via
U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


Additionally, the Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.

SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:

                                                                       TAX-QUALIFIED            NON-TAX-QUALIFIED
MINIMUM AMOUNT OF WITHDRAWAL                                                              $500
-----------------------------------------------------------------------------------------------------------------------
MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL                                        $500
-----------------------------------------------------------------------------------------------------------------------
AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL (valued as of         Account Value subject      Account Value
end of Valuation Period in which request for surrender or          to tax law and retirement
withdrawal is received by the Company)                             plan restrictions on
                                                                   surrender and withdrawals
-----------------------------------------------------------------------------------------------------------------------
TAX PENALTY FOR EARLY WITHDRAWAL                                   When applicable, 10% of amount distributed
                                                                   before age 59-1/2 (25% for SIMPLE IRAs in the
                                                                   first two years
-----------------------------------------------------------------------------------------------------------------------
CONTRACT MAINTENANCE FEE ON SURRENDER                              $30 (no CDSC applies to fee)
-----------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE ("CDSC")                          Up to 7% of purchase payments
-----------------------------------------------------------------------------------------------------------------------
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (order may be different   First from purchase payments on "first-in, first-
for tax purposes)                                                  out" basis (CDSC may apply) and then from
                                                                   accumulated earnings (no CDSC applies)
-----------------------------------------------------------------------------------------------------------------------

*The right to make withdrawals or surrender may be restricted or an employer plan endorsement if the Contract is issued with a tax sheltered annuity endorsement.

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request for surrender or withdrawal, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.

If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.


SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS


The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement or a governmental 457 plan endorsement, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.

For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner's seventieth
(70th) birthday.


The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.

The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.


If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.


DEATH BENEFIT

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.


Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.

Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.

The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.

DEATH BENEFIT AMOUNT

The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2003 Death Benefit Endorsement"). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

DEATH BENEFIT AMOUNT (VERSION 1)

This Version 1 of the Death Benefit Amount applies to:

         1) all Contracts issued in any state after May 1, 2004 and

         2) all Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greatest of:

    1)   the Account Value on the Death Benefit Valuation Date; or

    2)   the total purchase payments, reduced proportionally for withdrawals; or

    3) the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner's 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

DEATH BENEFIT AMOUNT (VERSION 2)

This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greatest of:

         1)   the Account Value on the Death Benefit Valuation Date; or

         2) the total purchase payments, reduced proportionally for withdrawals; or

         3) the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner's 80th birthday, reduced proportionally for subsequent withdrawals.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.


STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS


When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as variable dollar payments;
(2) as fixed dollar payments; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.


SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.


The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)


LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

CALCULATION OF FIXED DOLLAR PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR PAYMENTS

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.


                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS


Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax sheltered annuity ("TSA"), or individual retirement annuities ("IRAs") or governmental 457 plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.


Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES


IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.


ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC
Section 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment. The Contracts may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas ORP or other retirement program.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts. This information should not be used as tax advice. A competent tax advisor should be consulted to discuss an Owner's particular situation.

                                  TAX-QUALIFIED PLANS
                        NONQUALIFIED DEFERRED COMPENSATION PLANS              BASIC NON-TAX-QUALIFIED CONTRACTS
-----------------------------------------------------------------------------------------------------------------------
PLAN TYPES             -   IRC section 401 (Pension and                 -   IRC section 72 only
                           Profit Sharing)
                       -   IRC section 403(b) (Tax-Sheltered
                           Annuities)
                       -   IRC section 408 (IRA, SEP, SIMPLE IRA)
                       -   IRC section 408A (Roth IRA)
                       -   IRC section 457
                       -   Nonqualified Deferred Compensation
-----------------------------------------------------------------------------------------------------------------------
WHO MAY PURCHASE A     Natural person, employer, or employer plan.     Anyone.  Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans        will generally lose tax-deferred status.
                       will generally lose tax-deferred status
                       of Contract itself.
-----------------------------------------------------------------------------------------------------------------------
TAXATION OF            If there is an after-tax "investment in the      Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount      contract" is included in taxable income.
                       surrendered is taxable income based on the       Generally, the "investment in the contract"
                       ratio of "investment in the contract" to         will equal the sum of all purchase payments
                       Account Value. Usually, 100% of distributions    less prior non-taxable withdrawals.
                       from a qualified plan must be included in        Surrenders are deemed to come from earnings
                       taxable income because there were no after-tax   first, and "investments in the contract"
                       contributions and therefore no "investment in    last.
                       the contract." Qualified distributions from
                       section 408A Roth IRA may be completely tax      For a Contract purchased as part of an IRC
                       free.                                            Section 1035 exchange which includes
                                                                        contributions made before August 14, 1982
                       Surrenders prior to age 59 1/2 may be subject    ("pre-TEFRA contributions") partial
                       to 10% tax penalty. (25% for a SIMPLE IRA         withdrawals are not taxable until the
                       within the first two years of participation).    pre-TEFRA contributions have been returned.

                       Surrenders from tax-qualified Contracts may be   The taxable portion of any surrender prior to
                       restricted to meet requirements of the           age 59 1/2 may be subject to a 10% tax
                       Internal Revenue Code or the terms of a          penalty.
                       retirement plan.
-----------------------------------------------------------------------------------------------------------------------
TAXATION OF BENEFIT    For fixed dollar payments, a percentage of each payment is tax free equal to the ratio of
PAYMENTS (ANNUITY      after-tax "investment in the contract" (if any) to the total expected payments, and the
BENEFIT PAYMENTS OR    balance is included in taxable income. For variable dollar payments, a specific dollar amount
DEATH BENEFIT          of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage
PAYMENTS)              of each payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for a SIMPLE IRA within the first two years of participation). Tax penalties do not apply to any payments after the death of the Owner.
-----------------------------------------------------------------------------------------------------------------------
TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to
DEATH BENEFIT PAYMENT  death benefit distributions.
-----------------------------------------------------------------------------------------------------------------------
ASSIGNMENT OF          Assignment and transfer of Ownership generally   Generally, deferred earnings become taxable
CONTRACT/              not permitted.                                   to transferor at time of transfer and
TRANSFER OF OWNERSHIP                                                   transferee receives an "investment in the
                                                                        contract" equal to the Account Value at that
                                                                        time. Gift tax consequences are not discussed
                                                                        herein.
-----------------------------------------------------------------------------------------------------------------------
WITHHOLDING            Eligible rollover distributions from tax         Generally, Payee may elect to have taxes
                       sheltered annuity or governmental 457 plan       withheld or not.
                       Contracts subject to 20% mandatory withholding
                       on taxable portion unless direct rollover.
                       Nonqualified deferred compensation plan benefits
                       subject to wage withholding. For all other
                       payments, Payee may elect to have taxes
                       withheld or not.
-----------------------------------------------------------------------------------------------------------------------


                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

CinLibrary/1370631.3

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

                                                                            Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) _____________________________
     General Information and History ____________________________________
     State Regulations __________________________________________________

SERVICES ________________________________________________________________
     Safekeeping of Separate Account Assets _____________________________
     Records and Reports ________________________________________________
     Experts ____________________________________________________________
DISTRIBUTION OF THE CONTRACTS ___________________________________________
CALCULATION OF PERFORMANCE INFORMATION __________________________________
     Money Market Subaccount Standardized Yield Calculation _____________
     Average Annual Total Return Calculation ____________________________
     Cumulative Total Return Calculation ________________________________
     Standardized Average Annual Return Data ____________________________
     Non-Standardized Average Annual Return Data ________________________
     Other Performance Measures _________________________________________
BENEFIT UNITS - TRANSFER FORMULAS _______________________________________
FEDERAL TAX MATTERS _____________________________________________________
     Taxation of Separate Account Income ________________________________
     Tax Deferral on Non-Qualified Contracts ____________________________
FINANCIAL STATEMENTS ____________________________________________________

Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

--------------------------------------------------------------------------------

Name:
________________________________________________________________________________
Address:
________________________________________________________________________________
City:
________________________________________________________________________________
State:
________________________________________________________________________________
Zip:
________________________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                            THE COMMODORE HELMSMAN(SM)
                  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for The Commodore Helmsman(SM) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Helmsman is 333-88300.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

B1808103NW

                SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY

The "WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?" subsection of the "OVERVIEW" section of the Prospectus is deleted, and is replaced in its entirety by the following:

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

         -        a transfer fee for certain transfers among investment options;

         -        an annual contract maintenance fee;

         - a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

         - an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

         -        charges for any optional riders or endorsements you select;
                  and

         - premium taxes in some states (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

The "SEPARATE ACCOUNT ANNUAL EXPENSES" subsection of the "EXPENSE TABLES" section of the Prospectus is deleted, and is replaced in its entirety by the following:

SEPARATE ACCOUNT ANNUAL EXPENSES

(As a percentage of the average value of the Owner's interest in the Subaccounts)

Mortality and Expense Risk Charge                                                                   1.25%
--------------------------------------------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITHOUT OPTIONAL RIDERS OR ENDORSEMENTS                      1.40%
(Lowest Possible Charges)
--------------------------------------------------------------------------------------------------------
Optional Guaranteed Minimum Income Benefit Endorsement Charge                                       0.30%
--------------------------------------------------------------------------------------------------------
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Age 70 and Younger)                  0.10%
--------------------------------------------------------------------------------------------------------
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Over Age 70 and Under Age 79)        0.25%
--------------------------------------------------------------------------------------------------------
Optional Earnings Enhancement Benefit Rider Charge                                                  0.30%
--------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH ALL OPTIONAL RIDERS AND ENDORSEMENTS                    2.25%
(Highest Possible Charges*)
--------------------------------------------------------------------------------------------------------

*Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.

The "EXAMPLES" subsection of the "EXPENSE TABLES" section of the prospectus is deleted, and is replaced in its entirety by the following:

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

B1808103NW

The first example assumes you invest $10,000 in a Contract with all optional riders and endorsements (the highest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------

(2) If you annuitize your Contract at the end of the applicable time period:

                           1 YEAR*       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)      If you do not surrender your Contract:

                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------

The next example assumes you invest $10,000 in a Contract with no optional riders or endorsements (the lowest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------

(2) If you annuitize your Contract at the end of the applicable time period:

                           1 YEAR*       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)      If you do not surrender your Contract:

                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------

B1808103NW

The "CONDENSED FINANCIAL INFORMATION" section of the Prospectus is amended by adding the following:

                                NUMBER OF                                      NUMBER OF
                           ACCUMULATION UNITS                             ACCUMULATION UNITS
   ACCUMULATION UNIT         OUTSTANDING FOR       ACCUMULATION UNIT        OUTSTANDING FOR
  VALUE FOR CONTRACTS        CONTRACTS WITH       VALUE FOR CONTRACTS       CONTRACTS WITH
    WITH 1.70% TOTAL         1.70% TOTAL M&E        WITH 1.80% TOTAL        1.80% TOTAL M&E
      M&E CHARGES                CHARGES              M&E CHARGES               CHARGES                  YEAR
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES II SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.294010                  0.000                 9.290160                 3.742                 12/31/02
------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND-SERIES II SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
       10.336750                  3.892                10.332486                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES FUND-SERIES II SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.939688                  4.031                 9.935587                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND-SERIES II SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.887925                  0.000                 9.883832                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.378476                  1.042                 9.374590                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.634059                 504.411                9.630084               1,125.498               12/31/02
------------------------------------------------------------------------------------------------------------------
DREYFUS VIF APPRECIATION PORTFOLIO-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.501521                  2.339                 9.497587               1,125.315               12/31/02
------------------------------------------------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        0.998163                  0.000                 0.997726                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
INVESCO VIF-CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.596884                  0.000                 9.592912               2,191.701               12/31/02
------------------------------------------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.506201                  3.632                 9.502264                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.338586                 63.876                 9.334724                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.842103                  0.749                 9.838031                 6.970                 12/31/02
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.879643                 251.741                9.875553               3,067.472               12/31/02
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH PORTFOLIO-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.484036                  2.069                 9.480100                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH)-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.687604                  6.139                 9.683594                 7.143                 12/31/02
------------------------------------------------------------------------------------------------------------------

B1808103NW

                                NUMBER OF                                      NUMBER OF
                           ACCUMULATION UNITS                             ACCUMULATION UNITS
   ACCUMULATION UNIT         OUTSTANDING FOR       ACCUMULATION UNIT        OUTSTANDING FOR
  VALUE FOR CONTRACTS        CONTRACTS WITH       VALUE FOR CONTRACTS       CONTRACTS WITH
    WITH 1.70% TOTAL         1.70% TOTAL M&E        WITH 1.80% TOTAL        1.80% TOTAL M&E
      M&E CHARGES                CHARGES              M&E CHARGES               CHARGES                  YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.306871                 22.567                 9.303025                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.859906                  0.000                 9.855824                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO (CLASS S)
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.451995                  3.158                 9.448082                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA-SERVICE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.811062                  0.000                 9.807003                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA-SERVICE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.380751                 104.455                9.376866               1,068.076               12/31/02
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA-SERVICE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.509798                 29.767                 9.505867                87.823                 12/31/02
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA-SERVICE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
       10.161559                  1.472                10.157364                22.324                 12/31/02
------------------------------------------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.329501                  0.000                 9.325638                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.884168                  1.504                 9.880086                 7.049                 12/31/02
------------------------------------------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.358097                  0.000                 9.354224                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        8.761164                  4.421                 8.757536                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
       10.917689                  0.000                10.913187                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
       10.667479                  2.849                10.663077                919.643                12/31/02
------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
       10.458630                 197.091               10.454317                 6.726                 12/31/02
------------------------------------------------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION FUND
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.043759                 68.819                 9.040013                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.653268                  0.000                 9.649272               1,138.261               12/31/02
------------------------------------------------------------------------------------------------------------------

B1808103NW

                                NUMBER OF                                      NUMBER OF
                           ACCUMULATION UNITS                             ACCUMULATION UNITS
   ACCUMULATION UNIT         OUTSTANDING FOR       ACCUMULATION UNIT        OUTSTANDING FOR
  VALUE FOR CONTRACTS        CONTRACTS WITH       VALUE FOR CONTRACTS       CONTRACTS WITH
    WITH 1.70% TOTAL         1.70% TOTAL M&E        WITH 1.80% TOTAL        1.80% TOTAL M&E
      M&E CHARGES                CHARGES              M&E CHARGES               CHARGES                  YEAR
------------------------------------------------------------------------------------------------------------------
STRONG VIF-MID CAP GROWTH FUND II
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.396683                  1.557                 9.392790                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
       10.281994                  0.000                10.277749                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP CORE PORTFOLIO-CLASS I
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.608581                  0.000                 9.604601                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.489992                  0.000                 9.486069                 7.555                 12/31/02
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
------------------------------------------------------------------------------------------------------------------
                                                                                                       12/31/03
------------------------------------------------------------------------------------------------------------------
        9.527659                  0.000                 9.523724                 0.000                 12/31/02
------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.

The "CHARGES AND DEDUCTIONS" section of the Prospectus is deleted, and is replaced in its entirety by the following:

                             CHARGES AND DEDUCTIONS

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you select.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

B1808103NW

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose  of Charge                    Offset expenses incurred by the Company in
                                      the sale of the Contracts, including
                                      commissions paid and costs of sales
                                      literature.

Amount of Charge                      Up to 7% of each purchase payment,
                                      depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between     0    1   2   3   4   5   6   7 or more
date of receipt of purchase payment
and date request for surrender
received

CDSC as a percentage of purchase         7%   7%  7%  6%  5%  4%  2%     0%
payment surrendered

When Assessed                         On partial or full surrenders of purchase
                                      payments during the Accumulation Period.

Assessed Against What                 Purchase payments only, not earnings. See
                                      the Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers                               - Free withdrawal privilege. See the
                                        Surrenders section for information.

                                      - In the Company's discretion where the
                                        Company incurs reduced sales and
                                        servicing expenses.

                                      - If the Contract is issued with a tax
                                        sheltered annuity endorsement: (i) upon
                                        separation from service if Owner has
                                        attained age 55 and the Contract has
                                        been in force for at least seven years;
                                        or (ii) after the Contract has been in
                                        force ten years or more.

                                      - Long term care waiver rider. See the
                                        Surrenders section for information.

                                      - If the Social Security Administration
                                        determines after the Contract is issued
                                        that the Owner is "disabled" as that
                                        term is defined in the Social Security
                                        Act of 1935, as amended.

                                      - If the spouse becomes successor Owner.
                                        See the Account Value section for
                                        information.

                                      - Where required to satisfy state law.

B1808103NW

CONTRACT MAINTENANCE FEE

Purpose of Charge                     Offset expenses incurred in issuing the
                                      Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge                      $30.00 per year

When Assessed                         During the Accumulation Period the charge
                                      is deducted on each anniversary of the
                                      effective date of the Contract, and
                                      at time of full surrender. During the
                                      Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What                 Amounts invested in the Subaccounts
                                      and Fixed Account options. During
                                      the Accumulation Period, the charge
                                      is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment
                                      Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers                               - During the Accumulation Period if the
                                        Account Value is at least $40,000 on the date the charge is due.

                                      - During the Benefit Payment Period if the
                                        amount applied to the annuity benefit is at least $40,000.

                                      - If the Contract is issued with a tax
                                        sheltered annuity endorsement.

                                      - In the Company's discretion where the
                                        Company incurs reduced sales and
                                        servicing expenses.

                                      - During the Benefit Payment Period where
                                        required to satisfy state law.

TRANSFER FEE

Purpose of Charge                     Offset cost incurred in administering the
                                      Contracts.

Amount of Charge                      $25 for each transfer in excess of 12 in
                                      any contract year. The Company reserves
                                      the right to change the amount of this
                                      charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed                         During the Accumulation Period.

Assessed Against What                 Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

Purpose of Charge                     Offset expenses incurred in administering
                                      the Contracts and the Separate Account.

Amount of Charge                      Daily charge equal to 0.000411%
                                      of the daily Net Asset Value for each
                                      Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed                         During the Accumulation Period and during
                                      the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What                 Amounts invested in the Subaccounts.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

B1808103NW

MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge                     Compensation for bearing certain mortality
                                      and expense risks under the Contract.
                                      Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                      Contracts and the Separate Account will
                                      exceed the amount recovered through the
                                      contract maintenance fees, transfer fees and administration charges.

Amount of Charge                      Daily charge equal to 0.003403% of the
                                      daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.

When Assessed                         During the Accumulation Period, and during
                                      the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What                 Amounts invested in the Subaccounts.

Waivers                               None.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT CHARGE

Purpose of Charge                     Compensation for bearing certain risks
                                      under the Contract. These risks arise from the Company's obligation under this
                                      Endorsement to allow Owners to base
                                      Annuity Benefit Payments on the GMIB
                                      Annuity Benefit Value if they so choose, which may result in a larger Annuity
                                      Benefit Payment than that otherwise
                                      payable under the Contract.

Amount of Charge                      Daily charge equal to 0.000821% of the
                                      daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed                         During the Accumulation Period.

Assessed Against What                 Amounts invested in the Subaccounts.

Waivers                               None.

OPTIONAL ENHANCED DEATH BENEFIT RIDER CHARGE

Purpose of Charge                     Compensation for bearing mortality risks
                                      under this Rider. These increased risks
                                      arise from the Company's obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge                      Daily charge equal to 0.000274% of the
                                      daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000684% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.

When Assessed                         During the Accumulation Period, and during
                                      the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What                 Amounts invested in the Subaccounts.

Waivers                               None.

B1808103NW

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER CHARGE

Purpose of Charge                     Compensation for bearing certain risks
                                      under this Rider. These risks arise from the Company's obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner's death.

Amount of Charge                      Daily charge equal to 0.000821%
                                      of the daily Net Asset Value for each
                                      Subaccount, which corresponds to an
                                      effective annual rate of 0.30%.

When Assessed                         During the Accumulation Period.

Assessed Against What                 Amounts invested in the Subaccounts.

Waivers                               None.

PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

The "ACCUMULATION UNITS," "STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER," "LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS," and "PRINCIPAL GUARANTEE PROGRAM" subsections of the "ACCUMULATION PERIOD" section of the Prospectus are deleted, and are replaced in their entirety by the following:

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        full or partial surrender from a Subaccount

         -        payment of a death benefit

         - application of the amounts in a Subaccount to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of a transfer fee

         - deduction of charges for certain optional riders or endorsements

B1808103NW

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER

If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner's death.

LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS

Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.

The "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and is replaced in its entirety by the following:

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the "Annuity Commencement Date." If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the "GMIB Endorsement") and chooses to receive the Guaranteed Minimum Income Benefit ("GMIB"), however, this date is referred to as the "GMIB Commencement Date."

Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty
(30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner's ninety-first (91st) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

B1808103NW

The Owner generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's eightieth (80th) birthday, the Owner may elect the optional GMIB Endorsement. This endorsement gives the Owner the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:

         1)       reduced proportionally for any partial surrenders;

         2) less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

         3)       less any applicable CDSC;

         4)       less outstanding loans; and

         5) less any purchase payments received in the immediately preceding twelve (12) months.

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.

The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the "GMIB Interest Rate," as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner's 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.

The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.

The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.

B1808103NW

The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:

         1)       the date the Contract is fully surrendered;

         2)       the Annuity Commencement Date;

         3) the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner's 91st birthday;

         4) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         5) the date you name a new Owner who is older than the oldest previous Owner; or

         6) the date the Contract is otherwise terminated in accordance with Contract provisions.

BEFORE ELECTING THE GMIB ENDORSEMENT, YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISOR. IN PARTICULAR, THE ELECTION OF THE GMIB ENDORSEMENT MAY NOT BE APPROPRIATE FOR CONTRACT OWNERS WHO WILL BE SUBJECT TO ANY MINIMUM DISTRIBUTION REQUIREMENTS UNDER AN IRA OR OTHER QUALIFIED PLAN PRIOR TO THE EXPIRATION OF TEN
(10) CONTRACT YEARS.

WHILE THE GMIB ENDORSEMENT DOES PROVIDE A GUARANTEED GMIB ANNUITY BENEFIT VALUE, AND THEREFORE MAY AFFORD SOME PROTECTION AGAINST UNFAVORABLE MARKET PERFORMANCE, THE GMIB ENDORSEMENT DOES NOT IN ANY WAY GUARANTEE THE PERFORMANCE OF ANY UNDERLYING PORTFOLIO, OR ANY OTHER INVESTMENT OPTION AVAILABLE UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT RESTRICT OR LIMIT THE RIGHTS OF CONTRACT OWNERS TO ANNUITIZE THE CONTRACT BASED ON THE ACCOUNT VALUE AT OTHER TIMES PERMITTED UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT IN ANY WAY RESTRICT THE RIGHT TO ANNUITIZE THE CONTRACT USING AN ACCOUNT VALUE THAT MAY BE HIGHER THAN THE GMIB ANNUITY BENEFIT VALUE. OWNERS SHOULD REMEMBER, HOWEVER, THAT THE GMIB ENDORSEMENT CAN NOT BE DISCONTINUED ONCE IT IS ELECTED. THIS MEANS THAT THE GMIB CHARGE WILL CONTINUE TO BE ASSESSED EVEN IF THE INVESTMENT PERFORMANCE OF THE CONTRACT RESULTS IN AN ACCOUNT VALUE THAT EXCEEDS THE GMIB ANNUITY BENEFIT VALUE.

DEATH BENEFIT

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

B1808103NW

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

         1)       the Account Value on the Death Benefit Valuation Date; or

         2) the total purchase payments, reduced proportionally for partial surrenders; or

         3) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner's 80th birthday, reduced proportionally for subsequent partial surrenders.

The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's 79th birthday, the Owner may elect the optional Enhanced Death Benefit Rider ("EDB Rider").

The EDB Rider provides for an Enhanced Death Benefit Amount ("EDB Amount") when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.

The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the "Specified Rate"), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.

If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:

         1)       the date the Contract is fully surrendered;

         2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

         4) the date you name a new Owner who is older than the oldest previous Owner; or

         5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's 75th birthday, the Owner may elect the optional Earnings Enhancement Benefit Rider (the "EEB Rider").

B1808103NW

If a death benefit becomes payable as a result of an Owner's death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount ("EEB Amount") is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.

If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.

Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.

The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:

         1)       the date the Contract is fully surrendered;

         2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

         4) the date the Owner names a new Owner who is older than the oldest previous Owner; or

         5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.

STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSCs will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS

When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and

B1808103NW
may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments on the last day of each payment interval for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments on the last day of each payment interval for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments on the last day of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments at the end of each payment interval for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

GMIB OPTION LIFE ANNUITY WITH PAYMENTS FOR AT LEAST 120 MONTHS: The Company will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if the Owner chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.

B1808103NW

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Except with respect to payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 2000 annuity mortality tables for individuals with interest at 1% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 1% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 1%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 1%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

B1808103NW

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

                                                                     May 1, 2004

This Statement of Additional Information supplements the current prospectuses for Individual Flexible Premium Deferred Variable Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account C ("Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of either of the prospectuses dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).................................   3
      GENERAL INFORMATION AND HISTORY.......................................   3
      STATE REGULATIONS.....................................................   3
SERVICES....................................................................   3
      SAFEKEEPING OF SEPARATE ACCOUNT ASSETS................................   3
      RECORDS AND REPORTS...................................................   3
      EXPERTS...............................................................   3
DISTRIBUTION OF THE CONTRACTS...............................................   4
CALCULATION OF PERFORMANCE INFORMATION......................................   4
      MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION................   4
      AVERAGE ANNUAL TOTAL RETURN CALCULATION...............................   5
      CUMULATIVE TOTAL RETURN CALCULATION...................................   6
      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA.........................   7
      NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA.....................  10
      OTHER PERFORMANCE MEASURES............................................  11
BENEFIT UNITS - TRANSFER FORMULAS...........................................  12
FEDERAL TAX MATTERS.........................................................  13
   TAXATION OF SEPARATE ACCOUNT INCOME......................................  13
   TAX DEFERRAL ON NONQUALIFIED CONTRACTS...................................  14
FINANCIAL STATEMENTS........................................................  14

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance(R) Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner's last known address or, if requested by the owner, electronically.

EXPERTS

The financial statements of the Separate Account at December 31, 2003, and for the year then ended, and at December 31, 2002, and for the period then ended, and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts period from August 1, 2002 (inception date of Separate Account) to December 31, 2002

--------------------------------------------------------------------------
Registration       12/31/2003                      12/31/2002
Statement #   Received       Retained       Received           Retained
--------------------------------------------------------------------------
333-88300                                  $ 71,863.15       $ 4,092.05
--------------------------------------------------------------------------
333-88302                                  $ 27,868.87       $ 1,759.46
--------------------------------------------------------------------------

                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

    Where:

    BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit
                         Value for the Money Market Subaccount ("AUV") over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period

                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

                       Total Separate
 Contract                  Account         Yield             Effective Yield
 --------                  -------         -----             ---------------
333-88300
333-88302

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)(n) = ERV

Where:

     P            =   a hypothetical initial payment of $1,000

     T            =   average annual total return

     n            =   number of years

     ERV          =   ending redeemable value, at the end of the one-, five-or
                      ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

      CTR          =   the cumulative total return net of Subaccount recurring
                       charges, other than the contract maintenance fee, for the period

      ERV          =   ending redeemable value at the end of the one-, five-or
                       ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

      P            =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                         S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including contingent                  333-88300
deferred sales charges and contract (or certificate) maintenance fees.   ---------------------------------------
                                                                           CONTRACTS WITH     CONTRACTS WITH ALL
                                                                          NO ENDORSEMENTS        ENDORSEMENTS
                                                                          (LOWEST POSSIBLE     (HIGHEST POSSIBLE
                                                                              CHARGES)             CHARGES)
                                                                         ---------------------------------------
                                                                                    FROM                FROM
                                                                         1 YEAR  INCEPTION    1 YEAR  INCEPTION
               ALL PERIODS ENDING DECEMBER 31, 2003                                DATE*                DATE*
AIM V.I. -Capital Development Fund-Series II
AIM V.I. -Global Utilities Fund-Series II
AIM V.I. -Government Securities Fund-Series II
AIM V.I. -Mid Cap Core Equity Fund-Series II
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares
Dreyfus V.I.F. -Money Market Portfolio
INVESCO VIF -Core Equity Fund
INVESCO VIF -Financial Services Fund
INVESCO VIF -Health Sciences Fund
INVESCO VIF -Small Company Growth Fund
Janus A.S. -Balanced Portfolio-Service Shares
Janus A.S. -Growth Portfolio-Service Shares
Janus A.S. -Mid Cap Growth Portfolio-Service Shares
Janus A.S. -Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio Class S
Neuberger Berman AMT Guardian Portfolio Class S
Oppenheimer Capital Appreciation-Service Class
Oppenheimer Global Securities-Service Class
Oppenheimer Main Street Small Cap-Service Class
Oppenheimer Multi Strategy-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Value Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II -Advisor Series
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II
Van Kampen UIF-Core Plus Fixed Portfolio
Van Kampen UIF-U.S. Mid Cap Core Portfolio
Van Kampen UIF-U.S. Real Estate Portfolio
Van Kampen UIF-Value Portfolio

* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date is shown.

1/ Annual mortality and expense risk charge of 1.40% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 1.40% and annual administrative charges of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (8/1/2002) to 12/31/2002 unless otherwise noted.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                               S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including contingent                        333-88302
deferred sales charges and contract (or certificate) maintenance fees - data   ---------------------------------------
is the same for all Standard Contracts)                                            CONTRACTS             CONTRACTS
                                                                                NO ENDORSEMENTS         ENDORSEMENTS
                                                                                (LOWEST POSSIBLE     (HIGHEST POSSIBLE
                                                                                    CHARGES)              CHARGES)
                                                                               ---------------------------------------
                                                                                         FROM                FROM
                                                                               1 YEAR  INCEPTION    1 YEAR  INCEPTION
        ALL PERIODS ENDING DECEMBER 31, 2003                                              DATE*               DATE*
AIM V.I. -Capital Development Fund-Series II
AIM V.I. -Global Utilities Fund-Series II
AIM V.I. -Government Securities Fund-Series II
AIM V.I. -Mid Cap Core Equity Fund-Series II
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares
Dreyfus V.I.F. -Money Market
INVESCO VIF -Core Equity Fund
INVESCO VIF -Financial Services Fund
INVESCO VIF -Health Sciences Fund
INVESCO VIF -Small Company Growth Fund
Janus A.S. -Balanced Portfolio-Service Shares
Janus A.S. -Growth Portfolio-Service Shares
Janus A.S. -Mid Cap Growth Portfolio-Service Shares
Janus A.S. -Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio Class S
Neuberger Berman AMT Guardian Portfolio Class S
Oppenheimer Capital Appreciation-Service Class
Oppenheimer Global Securities-Service Class
Oppenheimer Main Street Small Cap-Service Class
Oppenheimer Multi Strategy-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Value Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II -Advisor Series
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II
Van Kampen UIF-Core Plus Fixed Portfolio
Van Kampen UIF-U.S. Mid Cap Core Portfolio
Van Kampen UIF-U.S. Real Estate Portfolio
Van Kampen UIF-Value Portfolio

* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date is shown.

1/ Annual mortality and expense risk charge of 1.65% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 2.60% and annual administrative charges of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (8/1/2002) to 12/31/2002 unless otherwise noted.

NON STANDARDIZED                                                                                 S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                                   333-88300
                                                                                    ---------------------------------------
(Data reflects deduction of all recurring charges including contingent deferred         CONTRACTS             CONTRACTS
sales charges and contract (or certificate) maintenance fees - data is the same      NO ENDORSEMENTS        ENDORSEMENTS
for all Standard Contracts)                                                          (LOWEST POSSIBLE     (HIGHEST POSSIBLE
                                                                                         CHARGES)              CHARGES)
                                                                                    ---------------------------------------
                                                                                              FROM                FROM
                                                                                    1 YEAR  INCEPTION    1 YEAR  INCEPTION
                  ALL PERIODS ENDING DECEMBER 31, 2003                                        DATE*               DATE*
AIM V.I. -Capital Development Fund-Series II
AIM V.I. -Global Utilities Fund-Series II
AIM V.I. -Government Securities Fund-Series II
AIM V.I. -Mid Cap Core Equity Fund-Series II
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares
Dreyfus V.I.F. -Money Market
INVESCO VIF -Core Equity Fund
INVESCO VIF -Financial Services Fund
INVESCO VIF -Health Sciences Fund
INVESCO VIF -Small Company Growth Fund
Janus A.S. -Balanced Portfolio-Service Shares
Janus A.S. -Growth Portfolio-Service Shares
Janus A.S. -Mid Cap Growth Portfolio-Service Shares
Janus A.S. -Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio Class S
Neuberger Berman AMT Guardian Portfolio Class S
Oppenheimer Capital Appreciation-Service Class
Oppenheimer Global Securities-Service Class
Oppenheimer Main Street Small Cap-Service Class
Oppenheimer Multi Strategy-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Value Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II -Advisor Series
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II
Van Kampen UIF-Core Plus Fixed Portfolio
Van Kampen UIF-U.S. Mid Cap Core Portfolio
Van Kampen UIF-U.S. Real Estate Portfolio
Van Kampen UIF-Value Portfolio

* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date is shown.

1/ Annual mortality and expense risk charge of 1.40% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 2.25% and annual administrative charges of 0.15% of daily net asset value.

NON STANDARDIZED                                                                            S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                              333-88302
                                                                               ---------------------------------------
(Data reflects deduction of all recurring charges including contingent             CONTRACTS             CONTRACTS
deferred sales charges and contract (or certificate) maintenance fees -         NO ENDORSEMENTS         ENDORSEMENTS
data is the same for all Standard Contracts)                                    (LOWEST POSSIBLE     (HIGHEST POSSIBLE
                                                                                    CHARGES)              CHARGES)
                                                                               ---------------------------------------
                                                                                          FROM                FROM
                                                                               1 YEAR  INCEPTION    1 YEAR  INCEPTION
                  ALL PERIODS ENDING DECEMBER 31, 2003                                    DATE*               DATE*
AIM V.I. -Capital Development Fund-Series II
AIM V.I. -Global Utilities Fund-Series II
AIM V.I. -Government Securities Fund-Series II
AIM V.I. -Mid Cap Core Equity Fund-Series II
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares
Dreyfus V.I.F. -Money Market
INVESCO VIF -Core Equity Fund
INVESCO VIF -Financial Services Fund
INVESCO VIF -Health Sciences Fund
INVESCO VIF -Small Company Growth Fund
Janus A.S. -Balanced Portfolio-Service Shares
Janus A.S. -Growth Portfolio-Service Shares
Janus A.S. -Mid Cap Growth Portfolio-Service Shares
Janus A.S. -Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio Class S
Neuberger Berman AMT Guardian Portfolio Class S
Oppenheimer Capital Appreciation-Service Class
Oppenheimer Global Securities-Service Class
Oppenheimer Main Street Small Cap-Service Class
Oppenheimer Multi Strategy-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Value Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II -Advisor Series
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II
Van Kampen UIF-Core Plus Fixed Portfolio
Van Kampen UIF-U.S. Mid Cap Core Portfolio
Van Kampen UIF-U.S. Real Estate Portfolio
Van Kampen UIF-Value Portfolio

* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date tis shown.

1/ Annual mortality and expense risk charge of 1.65% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 2.60% and annual administrative charge of 0.15% of daily net asset value.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS - TRANSFER FORMULAS

Transfers of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

      The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

      The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer) = UNIT1 - BU1 (trans)

      The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
      BU2 (trans) = BU1 (trans) * BUV1/BUV2.

      The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
      = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

      BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

      BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

      BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

      BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

      UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

      UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the year ended December 31, 2003, and at, and for the period ended December 31, 2002 and the Company's financial statements for the years ended, December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

CinLibrary/1371654.2

ANNUITY INVESTORS

VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

DECEMBER 31, 2003

WITH REPORT OF INDEPENDENT AUDITORS

[TO BE UPDATED AND ADDED IN 485(b) FILING]

PART C

     OTHER INFORMATION - 333-88300

     ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

                  (a)  Financial Statements

                       All required Financial Statements are included in Part A or B of this Registration Statement.

                  (b)  Exhibits

(1)                    Resolution of the Board of Directors of Annuity Investors Life Insurance Company (R) authorizing establishment of Annuity Investors Variable Account C. (6)/

(2)                    Not Applicable.

(3)               (a)  Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc.
                       (6)/

                  (b)  Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc. and
                       another Broker-Dealer. (6)/.

(4)                    Individual and Group Contract Forms and Endorsements.

                  (a)  Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. (6)/

                  (b)  Form of Non-Qualified Individual Flexible Premium Deferred  Variable Annuity Contract. (6)/

                  (c)  Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. (6)/

                  (d)  Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/

                  (e)  Form of Enhanced Death Benefit Rider to Individual Contract. (6)/

                  (f)  Form of Earnings Enhancement Benefit Rider to Individual Contract. (6)/

                  (g)  Form of Loan Endorsement to Individual Contract. (6)/

                  (h)  Form of Tax Sheltered Annuity Endorsement to Individual Contract. (6)/

                  (i)  Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement  to Individual Contract. 6/

                  (j)  Form of Employer Plan Endorsement to Individual Contract. (6)/

                  (k)  Form of Individual Retirement Annuity Endorsement to Individual Contract. (6)/

                  (l)  Form of Texas Optional Retirement Program Endorsement to Individual Contract. (6)/

                  (m)  Form of Long-Term Care Waiver Rider to Individual Contract. (6)/

                  (n)  Form of SIMPLE IRA Endorsement to Individual Contract. (6)/

                  (o)  Form of Roth IRA Endorsement to Qualified Individual Contract. (6)/

                  (p)  Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. (6)/

                  (q)  Form of Unisex Endorsement to Non-Qualified Individual Contract. (6)/

                  (r)  Form of Unisex Endorsement to Qualified Individual Contract. (6)/

                  (s)  Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity (filed herewith).

                  (t)  Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity (filed herewith).

(5)               (a)  Form of Application for Individual Flexible Premium Deferred Annuity Contract -- Order Ticket used in lieu thereof .(6)/

(6)               (a)  Articles of Incorporation of Annuity Investors Life Insurance Company. (2)/

                  (b)  Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on
                       July 11, 1996. (3)/

                  (c)  Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on
                       December 3, 1996. (3)/

                  (d)  Code of Regulations of Annuity Investors Life Insurance Company. (5)/

(7)                    Not Applicable.

(8)                    Other Material Contracts

                  (a)  Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a
                       Great American Financial Resources, Inc.) (3)/

                  (b)  Agreement Between AAG Securities Inc. (n/k/a Great American Advisors. and AAG Insurance Agency, Inc.)(3)/

                  (c)  Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group,
                       Inc. (n/k/a Great American Financial Resources, Inc.) (3)/

                  (d)  Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors,
                       Inc., and AIM Variable Insurance Funds. (6)/

                  (e)  Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors
                       Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

                  (f)  Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and
                       AIM Advisors, Inc. (6)/

                  (g)  Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life
                       Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance
                       Funds. (6)/

                  (h)  Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and
                       AIM Distributors. (6)/

                  (i)  Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service
                       Corporation. (6)/

                  (j)  Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and
                       Annuity Investors Life Insurance Company. (3)/

                  (k)  Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company. (6)/

                  (l)  Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY And
                       DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (D/B/A DREYFUS STOCK INDEX FUND). (3)/

                  (m)  Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS
                       LIFE INSURANCE COMPANY and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). (6)/

                  (n)  Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and THE
                       DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (3)/

                  (o)  Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS
                       LIFE INSURANCE COMPANY and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (6)/

                  (p)  Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and
                       DREYFUS VARIABLE INVESTMENT FUND. (3)/

                  (q)  Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS
                       LIFE INSURANCE COMPANY and DREYFUS VARIABLE INVESTMENT FUND. (6)/

                  (r)  Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company, INVESCO Variable
                       Investment Funds, Inc., and INVESCO Funds Group, Inc. (3)/

                  (s)  Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life
                       Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. (6)/

                  (t)  Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life
                       Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. (6)/

                  (u)  Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company and INVESCO Funds
                       Group, Inc. (4)/

                  (v)  Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life
                       Insurance Company and INVESCO Funds Group, Inc. (6)/

                  (w)  Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity
                       Investors Life Insurance Company. (6)/

                  (x)  Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between
                       Janus Aspen Series and Annuity Investors Life Insurance Company. (6)/

                  (y)  Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors
                       Life Insurance Company and Janus Distributors, Inc. (6)/

                  (z)  Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER
                       BERMAN MANAGEMENT INC., and ANNUITY INVESTORS LIFE INSURANCE COMPANY (6)/

                  (aa) Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life
                       Insurance Company. (6)/

                  (bb) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer
                        Variable Account Funds and Oppenheimer Funds, Inc. (6)/

                  (cc) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds,
                       Inc. (6)/

                  (dd) Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER &
                       ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY. (3)/

                  (ee) Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the
                       PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE
                       COMPANY. (6)/

                  (ff) Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the
                       PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE
                       COMPANY. (6)/

                  (gg) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance
                       Company of New York and Annuity Investors Life Insurance Company. (6)/

                  (hh) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance
                       Company of New York and Annuity Investors Life Insurance Company. (6)/

                  (ii) Services Agreement dated July 1, 2002, between Pacific Investment

                       Management Company LLC and Annuity  Investors Life Insurance Company. (6)/

                  (jj) Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life
                       Insurance Company. (6)/

                  (kk) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, RYDEX VARIABLE
                       TRUST, and RYDEX DISTRIBUTORS, INC. (6)/

                  (ll) Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors
                       Life Insurance Company. (6)/

                  (mm) Participation Agreement dated April 25, 1997, among Annuity Investors Life Insurance Company, Strong
                       Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.),
                       Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (3)/

                  (nn) Amendment dated July 1, 2002, to Participation Agreement dated April 25, 1997, among Annuity Investors Life
                       Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong
                       Opportunity Fund II, Inc.), Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (6)/

                  (oo) Letter Agreement dated April 25, 1997, among Strong Capital Management, Inc., Annuity Investors Life
                       Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong
                       Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc. (3)/

                  (pp) Amendment dated July 1, 2002, to Letter Agreement dated April 25, 1997, among Strong Capital Management,
                       Inc., Annuity Investors Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund
                       II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc. (6)/

                  (qq) Distribution and Shareholder Services Agreement dated July 1, 2002, between Strong Investments, Inc. and
                       Annuity Investors Life Insurance Company. (6)/

                  (rr) Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company, Morgan Stanley
                       Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc.
                       (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley
                       Investments LP). (3)/

                  (ss) Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life
                       Insurance Company, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.),
                       Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson
                       & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). (6)/

                  (tt) Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley
                       Investment Management Inc. and Morgan Stanley Investments LP. (6)/

(9)                    Opinion and Consent of Counsel (6)/

(10)              Consent of Auditors (to be filed by amendment)

(11)              No Financial Statements are omitted from Item 23.

(12)              Not Applicable.

(13)              Schedule for Computation of Performance Quotations. (4)/

(14)              Not Applicable.

(15)              Powers of Attorney (filed herewith)

1/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account C, SEC file No. 333-88300, on May 15, 2002

2/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on December 23, 1996.

3/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on June 3, 1997.

4/ Incorporated by reference to Post Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on April 29, 1998.

5/ Incorporated by reference to Post Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955, on November 17, 1998.

6/ Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88300 on July 25, 2002.

7/ Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88300 on February 28, 2003.

8/ Incorporated by reference to Post Effective Amendment No. 12 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on April 30,2003.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                              PRINCIPAL                          POSITIONS AND OFFICES
       NAME                                BUSINESS ADDRESS                         WITH THE COMPANY
       ----                                ----------------                         ----------------
Charles R. Scheper                                (1)               President and Chief Executive Officer and Director

Stephen Craig Lindner                             (1)               Director

Mark Francis Muething                             (1)               Executive Vice President, General Counsel and Secretary
                                                                    and Director

Christopher P. Miliano                            (1)               Director

Michael J. Prager                                 (1)               Director

Adrienne S. Kessling                              (1)               Senior Vice President - Operations

Catherine A. Crume                                (1)               Senior Vice President - Licensing and Commissions

John P. Gruber                                    (1)               Vice President

James L. Henderson                                (1)               Vice President

John O'Shaughnessy                                (1)               Vice President and Actuary

Gary L. Peters                                    (1)               Vice President - Variable Annuity Sales

Dale Herr                                         (1)               Assistant Vice President and Actuary

D. Quentin Reynolds                               (1)               Assistant Vice President

Rebecca J. Schriml                                (1)               Assistant Vice President

Richard Sutton                                    (1)               Assistant Vice President and Chief Actuary

Richard L. Magoteaux                              (1)               Treasurer

William C. Ellis                                  (1)               Assistant Treasurer

Thomas E. Mischell                                (1)               Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. The Registrant, Annuity Investors(R) Variable Account C, is a segregated asset account of Annuity Investors Life Insurance Company.

The following chart indicates the persons controlled by or under common control with the Company:




                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                Ohio                    07/01/1997
  |__American Financial Capital Trust I                                       Delaware                09/14/1996
  |__American Financial Corporation (Name Holding Company)                    Ohio                    08/27/1963
  |__American Financial Enterprises, Inc.                                     Connecticut             01/01/1871
  |__American Money Management Corporation                                    Ohio                    03/01/1973
  |__American Security Transfer Company Limited Partnership                   Ohio                    01/01/1991
  |__APU Holding Company                                                      Ohio                    10/15/2003
        |__American Premier Underwriters, Inc.                                Pennsylvania            04/13/1846
              |__The Ann Arbor Railroad Company                               Michigan                09/21/1895
              |__The Associates of the Jersey Company                         New Jersey              11/10/1804
              |__Cal Coal, Inc.                                               Illinois                05/30/1979
              |__Delbay Corporation                                           Delaware                12/27/1962
              |__GAI (Bermuda) Ltd.                                           Bermuda                 04/06/1998
                    |__GAI Insurance Company, Ltd.                            Bermuda                 09/18/1989
              |__Great Southwest Corporation                                  Delaware                10/25/1978
                    |__World Houston, Inc.                                    Delaware                05/30/1974
              |__Hangar Acquisition Corp.                                     Ohio                    10/06/1995
              |__The Indianapolis Union Railway Company                       Indiana                 11/19/1872
              |__Lehigh Valley Railroad Company                               Pennsylvania            04/21/1846
              |__The New York and Harlem Railroad Company                     New York                04/25/1831
              |__The Owasco River Railway, Inc.                               New York                06/02/1881
              |__PCC Real Estate, Inc.                                        New York                12/15/1986
                    |__PCC Chicago Realty Corp.                               New York                12/23/1986
                    |__PCC Gun Hill Realty Corp.                              New York                12/18/1985
                    |__PCC Michigan Realty, Inc.                              Michigan                11/09/1987
                    |__PCC Scarsdale Realty Corp.                             New York                06/01/1986
                          |__Scarsdale Depot Associates, L.P.                 Delaware                05/05/1989
              |__PCC Technical Industries, Inc.                               California              03/07/1955
                    |__ESC, Inc.                                              California              11/02/1962
                    |__Marathon Manufacturing Companies, Inc.                 Delaware                11/18/1983
                          |__Marathon Manufacturing Company                   Delaware                12/07/1979
                    |__PCC Maryland Realty Corp.                              Maryland                08/18/1993
                    |__Penn Camarillo Realty Corp.                            California              11/24/1992
              |__Penn Central Energy Management Company                       Delaware                05/11/1987
              |__Penn Towers, Inc.                                            Pennsylvania            08/01/1958
              |__Pennsylvania-Reading Seashore Lines                          New Jersey              06/14/1901
              |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania            08/14/1970
              |__PLLS, Ltd.                                                   Washington              05/14/1990
              |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington              12/27/1983
                    |__Premier Lease & Loan Insurance Services B.V.           The Netherlands         08/24/1999
              |__Premier Lease & Loan Services of Canada, Inc.                Washington              02/28/1991
              |__Republic Indemnity Company of America                        California              12/05/1972
                    |__Republic Indemnity Company of California               California              10/13/1982
                    |__Republic Indemnity Medical Management, Inc.            California              03/25/1996
              |__Risico Management Corporation                                Delaware                01/10/1989
              |__Terminal Realty Penn Co.                                     District of Columbia    09/23/1968



                                                                            % OF STOCK
                                                                             OWNED BY
                                                                             IMMEDIATE
AFG ORGANIZATIONAL CHART                                                   PARENT COMPANY                NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                Diversified Financial Holding Company
  |__American Financial Capital Trust I                                          100          Statutory Business Trust
  |__American Financial Corporation (Name Holding Company)                       100          Inactive
  |__American Financial Enterprises, Inc.                                        100 (2)      Closed End Investment Company
  |__American Money Management Corporation                                       100          Securities Management Company
  |__American Security Transfer Company Limited Partnership                    93.34 (2)      Limited Partnership
  |__APU Holding Company                                                         100          Holding Company
        |__American Premier Underwriters, Inc.                                   100          Diversified Company
              |__The Ann Arbor Railroad Company                                   99          Inactive
              |__The Associates of the Jersey Company                            100          Inactive
              |__Cal Coal, Inc.                                                  100          Inactive
              |__Delbay Corporation                                              100          Inactive
              |__GAI (Bermuda) Ltd.                                              100          Holding Company
                    |__GAI Insurance Company, Ltd.                               100          Reinsurance
              |__Great Southwest Corporation                                     100          Real Estate Developer
                    |__World Houston, Inc.                                       100          Real Estate Developer
              |__Hangar Acquisition Corp.                                        100          Aircraft Investment
              |__The Indianapolis Union Railway Company                          100          Inactive
              |__Lehigh Valley Railroad Company                                  100          Inactive
              |__The New York and Harlem Railroad Company                         97          Inactive
              |__The Owasco River Railway, Inc.                                  100          Inactive
              |__PCC Real Estate, Inc.                                           100          Holding Company
                    |__PCC Chicago Realty Corp.                                  100          Real Estate Developer
                    |__PCC Gun Hill Realty Corp.                                 100          Real Estate Developer
                    |__PCC Michigan Realty, Inc.                                 100          Real Estate Developer
                    |__PCC Scarsdale Realty Corp.                                100          Real Estate Developer
                          |__Scarsdale Depot Associates, L.P.                     80          Real Estate Developer
              |__PCC Technical Industries, Inc.                                  100          Holding Company
                    |__ESC, Inc.                                                 100          Inactive
                    |__Marathon Manufacturing Companies, Inc.                    100          Holding Company
                          |__Marathon Manufacturing Company                      100          Inactive
                    |__PCC Maryland Realty Corp.                                 100          Real Estate Holding Company
                    |__Penn Camarillo Realty Corp.                               100          Real Estate Holding Company
              |__Penn Central Energy Management Company                          100          Inactive
              |__Penn Towers, Inc.                                               100          Inactive
              |__Pennsylvania-Reading Seashore Lines                           66.67          Inactive
              |__Pittsburgh and Cross Creek Railroad Company                      83          Inactive
              |__PLLS, Ltd.                                                      100          Insurance Agency
              |__Premier Lease & Loan Services Insurance Agency, Inc.            100          Insurance Agency
                    |__Premier Lease & Loan Insurance Services B.V.              100          Insurance Agency
              |__Premier Lease & Loan Services of Canada, Inc.                   100          Insurance Agency
              |__Republic Indemnity Company of America                           100          Workers' Compensation Insurance
                    |__Republic Indemnity Company of California                  100          Workers' Compensation Insurance
                    |__Republic Indemnity Medical Management, Inc.               100          Inactive
              |__Risico Management Corporation                                   100          Risk Management
              |__Terminal Realty Penn Co.                                        100          Inactive






                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                        Delaware                11/25/1981
                    |__Detroit Manufacturers Railroad Company                 Michigan                01/30/1902
              |__Waynesburg Southern Railroad Company                         Pennsylvania            09/01/1966
  |__Dixie Terminal Corporation                                               Ohio                    04/23/1970
  |__Fairmont Holdings, Inc.                                                  Ohio                    12/15/1983
  |__Flextech Holding Co., Inc.                                               Ohio                    08/31/2000
  |__FWC Corporation                                                          Ohio                    03/16/1983
  |__Great American Holding, Inc.                                             Ohio                    07/25/2002
        |__Great American Security Insurance Company                          Ohio                    07/01/1987
        |__Great American Spirit Insurance Company                            Indiana                 04/05/1988
  |__Great American Insurance Company                                         Ohio                    03/07/1872
        |__AFC Coal Properties, Inc.                                          Ohio                    12/18/1996
        |__American Empire Surplus Lines Insurance Company                    Delaware                07/15/1977
              |__American Empire Insurance Company                            Ohio                    11/26/1979
                    |__American Empire Underwriters, Inc.                     Texas                   05/19/1976
        |__American Signature Underwriters, Inc.                              Ohio                    04/08/1996
        |__American Special Risk, Inc.                                        Illinois                12/29/1981
        |__Aviation Specialty Managers, Inc.                                  Texas                   09/07/1965
        |__Brothers Property Corporation                                      Ohio                    09/08/1987
              |__Brothers Pennsylvanian Corporation                           Pennsylvania            12/23/1994
              |__Brothers Port Richey Corporation                             Florida                 12/06/1993
              |__Brothers Property Management Corporation                     Ohio                    09/25/1987
              |__Brothers Railyard Corporation                                Texas                   12/14/1993
        |__Crop Managers Insurance Agency, Inc.                               Kansas                  08/09/1989
        |__Dempsey & Siders Agency, Inc.                                      Ohio                    05/09/1956
        |__El Aguila, Compania de Seguros, S.A. de C.V.                       Mexico                  11/24/1994
              |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                  03/16/1998
        |__FCIA Management Company, Inc.                                      New York                09/17/1991
        |__GAI Warranty Company                                               Ohio                    01/25/2001
              |__GAI Warranty Company of Florida                              Florida                 03/23/2001
        |__GAI Warranty Company of Canada Inc.                                Ontario (Quebec)        04/17/2002
        |__The  Gains Group, Inc.                                             Ohio                    01/26/1982
        |__Global Premier Finance Company                                     Ohio                    08/25/1998
        |__Great American Agency of Texas, Inc.                               Texas                   01/25/1994
        |__Great American Alliance Insurance Company                          Ohio                    09/11/1945
        |__Great American Assurance Company                                   Ohio                    03/23/1905
        |__Great American Claims Services, Inc.                               Delaware                06/10/1986
        |__Great American Custom Insurance Services Illinois, Inc.            Illinois                07/08/1992
        |__Great American Custom Insurance Services, Inc.                     Ohio                    07/27/1983
              |__Eden Park Insurance Brokers, Inc.                            California              02/13/1990
              |__Great American Custom Insurance Services California          California              05/18/1992
              |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts           04/11/1994
              |__Great American Custom Solutions, Inc.                        California              07/22/1988





                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
AFG ORGANIZATIONAL CHART                                                    PARENT COMPANY            NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                            100      Inactive
                    |__Detroit Manufacturers Railroad Company                      82      Inactive
              |__Waynesburg Southern Railroad Company                             100      Inactive
  |__Dixie Terminal Corporation                                                   100      Real Estate Holding Company
  |__Fairmont Holdings, Inc.                                                      100      Holding Company
  |__Flextech Holding Co., Inc.                                                   100      Packing Manufacturer
  |__FWC Corporation                                                              100      Financial Services Company
  |__Great American Holding, Inc.                                                 100      Holding Company
        |__Great American Security Insurance Company                              100      Property/Casualty Insurance
        |__Great American Spirit Insurance Company                                100      Property/Casualty Insurance
  |__Great American Insurance Company                                             100      Property/Casualty Insurance
        |__AFC Coal Properties, Inc.                                              100      Real Estate Holding Company
        |__American Empire Surplus Lines Insurance Company                        100      Excess and Surplus Lines Insurance
              |__American Empire Insurance Company                                100      Property/Casualty Insurance
                    |__American Empire Underwriters, Inc.                         100      Insurance Agency
        |__American Signature Underwriters, Inc.                                  100      Insurance Agency
        |__American Special Risk, Inc.                                            100      Insurance Broker/Managing General Agency
        |__Aviation Specialty Managers, Inc.                                      100      Managing General Agency
        |__Brothers Property Corporation                                           80      Real Estate Holding
              |__Brothers Pennsylvanian Corporation                               100      Real Estate Holding
              |__Brothers Port Richey Corporation                                 100      Real Estate Holding
              |__Brothers Property Management Corporation                         100      Real Estate Management
              |__Brothers Railyard Corporation                                    100      Real Estate Holding
        |__Crop Managers Insurance Agency, Inc.                                   100      Insurance Agency
        |__Dempsey & Siders Agency, Inc.                                          100      Insurance Agency
        |__El Aguila, Compania de Seguros, S.A. de C.V.                           100      Property/Casualty Insurance
              |__Financiadora de Primas Condor, S.A. de C.V.                       99      Premium Finance
        |__FCIA Management Company, Inc.                                          100      Servicing Agent
        |__GAI Warranty Company                                                   100      Service Warranty Provider
              |__GAI Warranty Company of Florida                                  100      Service Warranty Provider
        |__GAI Warranty Company of Canada Inc.                                    100      Service Contract Provider
        |__The  Gains Group, Inc.                                                 100      Marketing of Advertising
        |__Global Premier Finance Company                                         100      Premium Finance
        |__Great American Agency of Texas, Inc.                                   100      Managing General Agency
        |__Great American Alliance Insurance Company                              100      Property/Casualty Insurance
        |__Great American Assurance Company                                       100      Property/Casualty Insurance
        |__Great American Claims Services, Inc.                                   100      Management Holding Company
        |__Great American Custom Insurance Services Illinois, Inc.                100      Underwriting Office
        |__Great American Custom Insurance Services, Inc.                         100      Holding Company for E&S Agency/Brokerage
              |__Eden Park Insurance Brokers, Inc.                                100      Wholesale Agency/Brokerage for E&S Lines
              |__Great American Custom Insurance Services California              100      Insurance Services
              |__Great American Custom Insurance Services Massachusetts, Inc      100      Excess and Surplus Lines Broker
              |__Great American Custom Solutions, Inc.                            100      Insurance Agency






                                                                                STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                        DOMICILE              INCORPORATION
-----------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                 Connecticut             07/09/1992
              |__Professional Risk Brokers of Ohio, Inc.                        Ohio                    12/17/1986
              |__Professional Risk Brokers, Inc.                                Illinois                03/01/1990
        |__Great American E & S Insurance Company                               Delaware                02/28/1979
        |__Great American Fidelity Insurance Company                            Delaware                01/12/1982
        |__Great American Financial Resources, Inc.                             Delaware                11/23/1992
              |__AAG Holding Company, Inc.                                      Ohio                    09/11/1996
                    |__American Annuity Group Capital Trust I                   Delaware                09/13/1996
                    |__American Annuity Group Capital Trust II                  Delaware                03/04/1997
                    |__American Annuity Group Capital Trust III                 Delaware                05/14/1997
                    |__Great American Financial Statutory Trust IV              Connecticut             04/21/2003
                    |__Great American Life Insurance Company                    Ohio                    12/15/1959
                          |__American Retirement Life Insurance Company         Ohio                    05/12/1978
                          |__Annuity Investors Life Insurance Company           Ohio                    11/13/1981
                          |__Charleston Harbor Marina, Inc.                     South Carolina          04/26/2002
                          |__CHATBAR, Inc.                                      Massachusetts           11/02/1993
                          |__Chatham Enterprises, Inc.                          Massachusetts           03/29/1954
                          |__Consolidated Financial Corporation                 Michigan                09/10/1985
                          |__Driskill Holdings, Inc.                            Texas                   06/07/1995
                          |__GALIC Brothers, Inc.                               Ohio                    11/12/1993
                          |__Great American Life Assurance Company              Ohio                    08/10/1967
                          |__Great American Life Insurance Company of New York  New York                12/31/1963
                          |__Loyal American Life Insurance Company              Ohio                    05/18/1955
                                |__ADL Financial Services, Inc.                 North Carolina          09/10/1970
                                |__Purity Financial Corporation                 Florida                 12/12/1991
                          |__Manhattan National Life Insurance Company          Illinois                12/20/1956
                          |__Skipjack Marina Corp.                              Maryland                06/24/1999
                          |__United Teacher Associates, Ltd.                    Texas                   12/17/1998
                                |__United Teacher Associates Insurance Company  Texas                   12/15/1958
                                      |__United Agency Brokerage GP Inc.        Texas                   05/19/2003
                                            |__United Agency Brokerage, LP      Texas                   05/19/2003
              |__AAG Insurance Agency of Alabama                                Alabama                 09/22/1995
              |__AAG Insurance Agency of Texas, Inc.                            Texas                   06/02/1995
              |__AAG Insurance Agency, Inc.                                     Kentucky                12/06/1994
                    |__AAG Insurance Agency of Massachusetts, Inc.              Massachusetts           05/25/1995
              |__American DataSolutions International, Inc.                     Ohio                    08/24/2001
                    |__American Data Source India Private Limited               India                   09/03/1997
              |__GALIC Disbursing Company                                       Ohio                    05/31/1994
              |__Great American Advisors, Inc.                                  Ohio                    12/10/1993
              |__Great American Life Assurance Company of Puerto Rico           Puerto Rico             07/01/1964
              |__Keyes-Graham Insurance Agency, Inc.                            Massachusetts           08/07/1981
              |__Lifestyle Financial Investments, Inc.                          Ohio                    12/29/1993
                    |__Lifestyle Financial Investments Agency of Ohio, Inc      Ohio                    03/07/1994
              |__Money-Plan International, Inc.                                 Florida                 12/31/1979





                                                                                 % OF STOCK
                                                                                  OWNED BY K
                                                                                  IMMEDIATE
AFG ORGANIZATIONAL CHART                                                        PARENT COMPANY               NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                       100         Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
              |__Professional Risk Brokers of Ohio, Inc.                              100         Insurance Agency
              |__Professional Risk Brokers, Inc.                                      100         Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
        |__Great American E & S Insurance Company                                     100         Excess and Surplus Lines
                                                                                                  Insurance
        |__Great American Fidelity Insurance Company                                  100         Excess and Surplus Lines
                                                                                                  Insurance
        |__Great American Financial Resources, Inc.                                 82.55 (2)     Insurance Holding Company
              |__AAG Holding Company, Inc.                                            100         Holding Company
                    |__American Annuity Group Capital Trust I                         100         Financing Entity
                    |__American Annuity Group Capital Trust II                        100         Financing Entity
                    |__American Annuity Group Capital Trust III                       100         Financing Entity
                    |__Great American Financial Statutory Trust IV                    100         Financing Entity
                    |__Great American Life Insurance Company                          100         Life Insurance
                          |__American Retirement Life Insurance Company               100         Life Insurance
                          |__Annuity Investors Life Insurance Company                 100         Life Insurance
                          |__Charleston Harbor Marina, Inc.                           100 (2)     Marina Facility
                          |__CHATBAR, Inc.                                            100         Hotel Operator
                          |__Chatham Enterprises, Inc.                                100         Real Estate Holding Company
                          |__Consolidated Financial Corporation                       100         Retirement & Financial Planning
                                                                                                  Company
                          |__Driskill Holdings, Inc.                          beneficial interest Real Estate Manager
                          |__GALIC Brothers, Inc.                                      80         Real Estate Management
                          |__Great American Life Assurance Company                    100         Life Insurance
                          |__Great American Life Insurance Company of New York        100         Life Insurance Company
                          |__Loyal American Life Insurance Company                    100         Life Insurance
                                |__ADL Financial Services, Inc.                       100         Inactive
                                |__Purity Financial Corporation                       100         Credit Union Marketing
                          |__Manhattan National Life Insurance Company                100         Life Insurance
                          |__Skipjack Marina Corp.                                    100         Marina Operator
                          |__United Teacher Associates, Ltd.                          100 (2)     Holding Company - Limited
                                                                                                  Partnership
                                |__United Teacher Associates Insurance Company        100         Life Insurance Company
                                      |__United Agency Brokerage GP Inc.              100         Intermediate Holding Company
                                            |__United Agency Brokerage, LP            100         Insurance Agency
              |__AAG Insurance Agency of Alabama                                      100         Insurance Agency
              |__AAG Insurance Agency of Texas, Inc.                                  100         Insurance Agency
              |__AAG Insurance Agency, Inc.                                           100         Insurance Agency
                    |__AAG Insurance Agency of Massachusetts, Inc.                    100         Insurance Agency
              |__American DataSolutions International, Inc.                           100         Data Processing & Holding Company
                    |__American Data Source India Private Limited                      99         Software Development
              |__GALIC Disbursing Company                                             100         Payroll Servicer
              |__Great American Advisors, Inc.                                        100         Broker-Dealer
              |__Great American Life Assurance Company of Puerto Rico                  99         Insurance Company
              |__Keyes-Graham Insurance Agency, Inc.                                  100         Insurance Agency
              |__Lifestyle Financial Investments, Inc.                                100         Marketing Services
                    |__Lifestyle Financial Investments Agency of Ohio, Inc    beneficial interest Insurance Agency
              |__Money-Plan International, Inc.                                       100         Insurance Agency





                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
---------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                             United Kingdom
              |__SWTC Hong Kong Ltd.                                          Hong Kong
              |__SWTC, Inc.                                                   Delaware
        |__Great American Insurance Agency, Inc.                              Ohio                    04/20/1999
        |__Great American Insurance Company of New York                       New York                08/22/1947
        |__Great American Lloyd's Insurance Company                           Texas                   10/09/1979
        |__Great American Lloyd's, Inc.                                       Texas                   08/02/1983
        |__Great American Management Services, Inc.                           Ohio                    12/05/1974
        |__Great American Protection Insurance Company                        Indiana                 01/08/1990
        |__Great American Re Inc.                                             Delaware                05/14/1971
        |__Grizzly Golf Center, Inc.                                          Ohio                    11/08/1993
        |__Key Largo Group, Inc.                                              Florida                 02/25/1969
        |__Mid-Continent Casualty Company                                     Oklahoma                02/26/1947
              |__Mid-Continent Insurance Company                              Oklahoma                08/13/1992
              |__Oklahoma Surety Company                                      Oklahoma                08/05/1968
        |__National Interstate Corporation                                    Ohio                    01/26/1989
              |__American Highways Insurance Agency (OH)                      Ohio                    06/29/1999
              |__Explorer RV Insurance Agency, Inc.                           Ohio                    07/17/1997
              |__Hudson Indemnity, Ltd.                                       Cayman Islands          06/12/1996
              |__National Interstate Capital Trust I                          Delaware                05/22/2003
              |__National Interstate Insurance Agency, Inc.                   Ohio                    02/13/1989
              |__National Interstate Insurance Company                        Ohio                    02/10/1989
                    |__National Interstate Insurance Company of Hawaii, Inc   Hawaii                  09/20/1999
              |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania            06/23/1995
        |__PCC 38 Corp.                                                       Illinois                12/23/1996
        |__Penn Central U.K. Limited                                          United Kingdom          10/28/1992
              |__Insurance (GB) Limited                                       United Kingdom          05/13/1992
        |__PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)        06/13/2001
        |__Pointe Apartments, Inc.                                            Minnesota               06/24/1993
        |__Premier Dealer Services, Inc.                                      Illinois                06/24/1998
        |__Transport Insurance Company                                        Ohio                    05/25/1976
              |__Instech Corporation                                          Texas                   09/02/1975
        |__Worldwide Casualty Insurance Company                               Ohio                    02/17/1981
  |__One East Fourth, Inc.                                                    Ohio                    02/03/1964
  |__Pioneer Carpet Mills, Inc.                                               Ohio                    04/29/1976
  |__Superior NWVN of Ohio, Inc.                                              Ohio                    05/05/2000
  |__TEJ Holdings, Inc.                                                       Ohio                    12/04/1984
  |__Three East Fourth, Inc.                                                  Ohio                    08/10/1966



                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
AFG ORGANIZATIONAL CHART                                                    PARENT COMPANY               NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                                  99         Inactive
              |__SWTC Hong Kong Ltd.                                              100         Inactive
              |__SWTC, Inc.                                                       100         Inactive
        |__Great American Insurance Agency, Inc.                                  100         Insurance Agency
        |__Great American Insurance Company of New York                           100         Property/Casualty Insurance
        |__Great American Lloyd's Insurance Company                       beneficial interest Lloyd's Plan Insurer
        |__Great American Lloyd's, Inc.                                           100         Corporate Attorney-in-Fact
        |__Great American Management Services, Inc.                               100         Data Processing and Equipment Leasing
        |__Great American Protection Insurance Company                            100         Surplus Lines Insurer
        |__Great American Re Inc.                                                 100         Reinsurance Intermediary
        |__Grizzly Golf Center, Inc.                                              100         Golf Course Management
        |__Key Largo Group, Inc.                                                  100         Land Developer
        |__Mid-Continent Casualty Company                                         100         Property/Casualty Insurance
              |__Mid-Continent Insurance Company                                  100         Property/Casualty Insurance
              |__Oklahoma Surety Company                                          100         Special Coverage Insurance Company
        |__National Interstate Corporation                                         58         Holding Company
              |__American Highways Insurance Agency (OH)                          100         Insurance Agency
              |__Explorer RV Insurance Agency, Inc.                               100         Insurance Agency
              |__Hudson Indemnity, Ltd.                                           100         Property/Casualty Insurance
              |__National Interstate Capital Trust I                              100         Financing Entity
              |__National Interstate Insurance Agency, Inc.                       100         Insurance Agency
              |__National Interstate Insurance Company                            100         Property/Casualty Insurance
                    |__National Interstate Insurance Company of Hawaii, Inc       100         Property/Casualty Insurance
              |__Safety, Claims & Litigation Services, Inc.                       100         Claims Third Party Administrator
        |__PCC 38 Corp.                                                           100         Real Estate Holding Company
        |__Penn Central U.K. Limited                                              100         Insurance Holding Company
              |__Insurance (GB) Limited                                           100         Property/Casualty Insurance
        |__PLLS Canada Insurance Brokers Inc.                                      49         Insurance Agency
        |__Pointe Apartments, Inc.                                                100         Real Estate Holding Company
        |__Premier Dealer Services, Inc.                                          100         Third Party Administrator
        |__Transport Insurance Company                                            100         Property Casualty Insurance
              |__Instech Corporation                                              100         Claim and Claim Adjustment Services
        |__Worldwide Casualty Insurance Company                                   100         Property/Casualty Insurance
  |__One East Fourth, Inc.                                                        100         Real Estate Holding Company
  |__Pioneer Carpet Mills, Inc.                                                   100         Inactive
  |__Superior NWVN of Ohio, Inc.                                                  100         Holding Company
  |__TEJ Holdings, Inc.                                                           100         Real Estate Holding Company
  |__Three East Fourth, Inc.                                                      100         Real Estate Holding Company



(1)  Except Director's Qualifying Shares.
(2)  Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2003, there were ____ Individual Contract Owners, of which ____ were qualified and ____ were non-qualified.

ITEM 28. INDEMNIFICATION

                  (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

                  The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

                  Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account C.


                  (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

                  (b) Directors and Officers of Great American Advisors, Inc.:

NAME AND PRINCIPAL             POSITION WITH
BUSINESS ADDRESS               GREAT AMERICAN ADVISORS, INC.
------------------             -----------------------------
James Lee Henderson (1)        President and Chief Compliance Officer

James T. McVey (1)             Chief Operating Officer and Senior Vice President

Mark Francis Muething (1)      Vice President, Secretary and Director

Peter J. Nerone (1)            Vice President

Paul Ohlin (1)                 Treasurer

Thomas E. Mischell (1)         Assistant Treasurer

Fred J. Runk (1)               Assistant Treasurer


(1)               525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

         (c) Required commission information is included in Part B of this Registrations Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Chief Financial Officer of the Company, at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

CinLibrary/1371727.2

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 26th day of February, 2004.

                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*

                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*

                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper          Chief Executive Officer       February 26, 2004
----------------------          and Director
Charles R. Scheper*

/s/ Richard Magoteaux           Chief Financial Officer       February 26, 2004
---------------------
Richard Magoteaux*

/s/ Stephen Craig Lindner       Director                      February 26, 2004
-------------------------
Stephen Craig Lindner*

/s/ Mark Francis Muething       Director                      February 26, 2004
-------------------------
Mark Francis Muething*

/s/ Christopher P. Miliano      Director                      February 26, 2004
--------------------------
Christopher P. Miliano*

/s/ Michael J. Prager           Director                      February 26, 2004
---------------------
Michael J. Prager

/s/ John P. Gruber                                            February 26, 2004
------------------
*John P. Gruber as Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No.                            Description of Exhibit
-----------                           -----------------------
  4(s)            Revised Form of Qualified Individual Flexible Premium Deferred
                  Variable Annuity.

  4(t)            Revised Form of Non-Qualified Individual Flexible Premium
                  Deferred Variable Annuity.

  (15)            Powers of Attorney